Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Funds 0.6%
	Shares	Value ($)
United States 0.6%
Columbia Multi-Sector Municipal Income ETF(a)	485,818	10,241,043
Total Exchange-Traded Funds (Cost $9,955,164)		10,241,043

Floating Rate Notes 2.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.3%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	2.100%	1,750,000	1,750,000
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	2.300%	2,800,000	2,800,000
Total			4,550,000
Minnesota 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	2.300%	2,000,000	2,000,000
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act(b),(c)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	2.280%	3,530,000	3,530,000
New York 1.4%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.300%	5,900,000	5,900,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.300%	800,000	800,000
New York City Transitional Finance Authority(b),(c),(d)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.300%	4,000,000	4,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.300%	3,000,000	3,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	2.300%	3,000,000	3,000,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	2.300%	3,400,000	3,400,000
Syracuse Industrial Development Agency(b),(c)
Revenue Bonds
Syracuse University
Series 2008A-2 (JPMorgan Chase Bank)
12/01/2037	2.280%	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority(b),(c)
Refunding Revenue Bonds
Series 2018C (State Street Bank and Trust Co.)
01/01/2032	2.240%	1,600,000	1,600,000
Total			24,450,000
Utah 0.3%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2008D (Wells Fargo Bank)
05/15/2037	2.200%	4,465,000	4,465,000
Total Floating Rate Notes (Cost $38,995,000)			38,995,000

Municipal Bonds 92.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,512,320
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	2,420,000	3,107,038
Total			7,619,358
Columbia Strategic Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.5%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,716,362
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,665,000	3,752,667
10/01/2041	7.750%	2,000,000	2,049,900
Total			8,518,929
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2049	4.500%	750,000	769,050
Industrial Development Authority of the City of Phoenix (The)
Refunding Revenue Bonds
Downtown Phoenix Student Housing
Series 2018
07/01/2042	5.000%	1,000,000	1,118,390
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	874,243
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,950,125
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	870,000	944,742
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,236,840
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,631,616
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,281,475
Total			17,806,481
California 7.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,338,046
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,575,748
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,112,650
02/01/2042	5.000%	1,500,000	1,686,855
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,107,200
California Municipal Finance Authority(e)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	1,039,160
12/31/2047	5.000%	4,500,000	5,120,865
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,403,140
07/01/2046	6.375%	150,000	170,157
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,387,350
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	703,378
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,973,466

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	543,370
City of Los Angeles Department of Airports(e)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018 AMT
05/15/2031	5.000%	15,715,000	19,331,964
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2044	5.000%	2,000,000	2,334,160
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,346,892
Series 2014A
01/15/2046	5.750%	4,250,000	4,887,627
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	615,300
09/01/2033	0.000%	1,100,000	638,330
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	10,000,000	9,786,900
Norman Y. Mineta San Jose International Airport(e)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,291,540
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,835,000
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Revenue Bonds
Series 2019A AMT
05/01/2035	5.000%	14,310,000	17,287,625
05/01/2036	5.000%	5,000,000	6,019,000
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,191,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Various Purpose
10/01/2028	5.000%	5,000,000	6,332,800
Series 2010
03/01/2030	5.250%	1,000,000	1,029,890
03/01/2033	6.000%	5,625,000	5,833,519
Series 2012
04/01/2035	5.250%	4,500,000	4,910,895
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			119,835,953
Colorado 3.9%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	638,098
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,487,920
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2018-A AMT
12/01/2037	5.000%	5,000,000	5,902,250
Subordinated Series 2018-A AMT
12/01/2048	4.000%	3,500,000	3,656,205
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017 AMT
06/30/2051	4.000%	6,000,000	6,174,540
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	779,190
07/01/2049	5.500%	700,000	729,596
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2053	5.000%	10,000,000	10,728,100
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	935,578

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,503,714
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,418,950
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	5,772,660
11/01/2052	6.000%	890,000	856,518
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,834,436
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2042	3.700%	5,000,000	5,131,250
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	10,757,204
Total			66,306,209
Connecticut 1.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,367,911
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Yale University
07/01/2027	5.000%	2,650,000	3,305,848
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,179,820
Series 2018-E
09/15/2035	5.000%	2,000,000	2,366,320
Series 2019A
04/15/2035	5.000%	3,200,000	3,823,456
04/15/2037	4.000%	10,000,000	10,826,100
Total			23,869,455
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 2.0%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	351,900
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,252,012
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,332,412
10/15/2033	5.000%	15,000,000	18,603,600
Total			33,539,924
Florida 3.9%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,374,489
12/01/2050	7.125%	1,000,000	1,033,500
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	7,750,000	7,671,647
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,317,950
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,291,570
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	6,250,000	7,190,313
Florida Development Finance Corp.(d),(e)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 AMT
01/01/2049	6.375%	1,000,000	1,026,260
01/01/2049	6.500%	2,000,000	2,049,140
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	414,348

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,035,860
Florida Municipal Loan Council(f)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	790,000	773,173
Greater Orlando Aviation Authority(e)
Revenue Bonds
Series 2016A AMT
10/01/2046	5.000%	5,000,000	5,678,600
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	4,700,000	5,433,905
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,472,858
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,149,680
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,356,133
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,095,950
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	258,990
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,191,980
08/01/2041	5.000%	2,000,000	2,175,520
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,827,646
Total			65,819,512
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.1%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,058,327
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,061,290
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,598,500
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	4,000,000	4,054,160
12/01/2053	6.500%	1,900,000	1,943,472
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,138,700
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,875,348
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	1,330,000	1,365,657
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	6,097,438
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2038	6.125%	3,515,000	3,618,693
12/01/2048	6.250%	1,960,000	2,015,311
Total			35,826,896
Hawaii 0.5%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
09/01/2030	5.000%	6,000,000	7,446,720

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010B
07/01/2030	5.625%	280,000	292,673
07/01/2040	5.750%	370,000	387,275
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	773,879
Total			8,900,547
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,882,645
10/01/2049	8.125%	1,635,000	1,834,307
Total			6,716,952
Illinois 14.8%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,732,384
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,152,040
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,104,040
Series 2018
12/01/2046	5.000%	2,500,000	2,620,125
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	575,330
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,376,644
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,291,600
Series 2014B
01/01/2035	5.000%	5,000,000	5,523,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,629,508
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,562,239
Series 2015D
01/01/2046	5.000%	4,390,000	4,892,567
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	312,977
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
01/01/2037	5.000%	2,000,000	2,339,260
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2042	5.000%	8,895,000	10,032,315
01/01/2052	5.000%	8,030,000	8,973,284
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	2,650,000	2,988,829
01/01/2047	5.000%	1,000,000	1,124,190
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,278,200
TriPs Obligated Group
Series 2018 AMT
07/01/2038	5.000%	1,000,000	1,134,590
07/01/2048	5.000%	800,000	901,152
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,797,543
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2034	5.000%	1,000,000	1,173,320
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,620,510
Series 2012A
01/01/2033	5.000%	5,000,000	5,162,800
Series 2015A
01/01/2033	5.500%	1,350,000	1,482,233

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
01/01/2038	6.000%	4,185,000	4,768,975
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,050,950
01/01/2036	5.000%	11,745,000	12,321,680
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	574,647
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,357,550
01/01/2042	5.000%	5,000,000	5,242,050
Series 2014
01/01/2034	5.000%	1,000,000	1,083,380
01/01/2039	5.000%	2,000,000	2,140,980
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,151,960
Series 2014
11/01/2044	5.000%	650,000	709,579
Series 2016
11/01/2030	5.000%	10,775,000	12,297,615
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,188,950
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,000,701
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,509,823
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,559,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,150,000
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	10,859,109
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,989,625
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,667,610
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	403,840
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,056,450
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,236,750
Metropolitan Pier & Exposition Authority(f)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,798,042
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,441,900
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,116,737
07/01/2033	5.500%	5,000,000	5,329,350
07/01/2038	5.500%	875,000	925,295
Series 2016
01/01/2026	5.000%	2,965,000	3,241,694
11/01/2027	5.000%	2,785,000	3,061,634
Series 2017A
12/01/2035	5.000%	1,345,000	1,441,208
12/01/2036	5.000%	5,000,000	5,343,700
Series 2017D
11/01/2021	5.000%	20,000,000	21,184,400

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/01/2032	5.000%	2,500,000	2,720,100
05/01/2033	5.000%	5,000,000	5,423,250
05/01/2039	5.000%	4,320,000	4,615,099
05/01/2040	5.000%	3,000,000	3,197,430
05/01/2041	5.000%	6,000,000	6,385,200
Series 2018B
05/01/2027	5.000%	4,950,000	5,454,504
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,734,625
Total			252,516,498
Indiana 0.1%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	835,000	835,000
Series 2009
05/01/2031	5.750%	165,000	165,000
Total			1,000,000
Iowa 0.7%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,780,258
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,489,800
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	5,320,350
Total			12,590,408
Kansas 0.2%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,174,347
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,101,896
Series 2010B
03/01/2040	6.375%	1,700,000	1,785,459
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,312,692
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,152,900
Total			7,352,947
Louisiana 0.7%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,269,000
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,860,705
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,134,850
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,253,560
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,652,940
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,427,426
Total			12,598,481
Maryland 1.2%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,319,856
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,850,266

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,449,534
State and Local Facilities Loan
Series 2019
03/15/2032	5.000%	10,000,000	12,524,700
Total			21,144,356
Massachusetts 1.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	628,810
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,701,150
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,176,640
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,931,572
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,132,750
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,220,790
Massachusetts Port Authority(e)
Refunding Revenue Bonds
Series 2019A AMT
Series 2019
07/01/2031	5.000%	7,065,000	8,668,826
Total			26,460,538
Michigan 4.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,840,743
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,594,755
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	551,298
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,464,366
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	482,335
Series 2015
11/15/2045	5.000%	1,220,000	1,346,002
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	579,520
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,344,200
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,135,950
07/01/2035	5.000%	5,000,000	5,664,600
Michigan Finance Authority(g)
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,544,836
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,862,190
10/01/2043	4.000%	2,300,000	2,394,944
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,146,519
10/01/2047	3.850%	5,000,000	5,132,150
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
12/31/2043	5.000%	15,500,000	17,743,470

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,316,032
Wayne County Airport Authority(e)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	798,763
Total			69,942,673
Minnesota 2.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	3,000,450
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	1,006,510
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
08/01/2036	5.000%	835,000	880,140
08/01/2043	5.250%	500,000	526,700
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,445,694
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,293,920
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	6,856,655
02/15/2053	5.000%	8,000,000	8,992,880
Essential Health Obligated Group
02/15/2043	5.000%	2,000,000	2,272,880
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,656,743
02/01/2034	0.000%	1,565,000	974,682
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	476,960
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,900,000	3,908,190
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,115,459
Minneapolis-St. Paul Metropolitan Airports Commission(e)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	854,130
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,480,085
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	651,126
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,038,240
03/01/2040	6.500%	700,000	727,573
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,491,498
Total			46,650,515
Mississippi 0.0%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	805,000	805,797
Missouri 1.9%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,013,000

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	834,742
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	30,000	30,022
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,038,650
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,603,875
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	681,636
Series 2014
02/01/2044	5.000%	2,275,000	2,401,171
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,087,930
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,197,700
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,357,436
05/15/2050	5.250%	500,000	535,485
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	516,770
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,290,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,574,475
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,165,886
09/01/2042	5.000%	2,000,000	2,056,020
Total			32,385,448
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	541,065
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	535,000	534,289
12/01/2047	3.600%	705,000	703,858
Total			1,779,212
Nebraska 0.6%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,680,861
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,091,100
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	2,800,000	2,912,308
Total			9,684,269
Nevada 0.5%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,793,310

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	934,519
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,338,443
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	604,536
Series 2018A
12/15/2038	5.000%	415,000	436,933
Total			9,107,741
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	963,739
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	2,003,360
Total			2,967,099
New Jersey 5.1%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	390,045
03/01/2042	4.000%	1,250,000	1,315,663
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,132,300
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,233,240
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,995,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	538,855
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,271,448
Series 2015WW
06/15/2040	5.250%	375,000	406,984
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,083,910
New Jersey Higher Education Student Assistance Authority(e)
Revenue Bonds
Series 2018A AMT
12/01/2034	4.000%	400,000	422,952
12/01/2035	4.000%	400,000	421,608
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,597,132
Single Family Housing
Series 2018 AMT
10/01/2032	3.800%	2,445,000	2,537,494
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	3,280,000	3,390,438
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,559,400
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,608,800
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,486,005
Series 2015AA
06/15/2041	5.250%	5,000,000	5,434,800
Series 2019
06/15/2046	5.000%	3,500,000	3,843,350
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	3,963,360

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,174,340
Series 2017E
01/01/2032	5.000%	2,500,000	3,010,675
Series 2017G
01/01/2034	4.000%	15,160,000	16,554,568
South Jersey Port Corp.(e)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,198,323
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	12,080,000	12,598,957
Total			87,169,707
New York 5.6%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,547,400
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,060,500
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,460,616
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,213,850
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,071,400
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,326,300
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,709,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,060,840
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,112,129
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,661,719
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	5,925,000	6,153,586
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2034	5.000%	3,000,000	3,487,800
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,000,000	5,119,000
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2018-207 AMT
09/15/2032	5.000%	12,235,000	14,643,827
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,291,600
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,767,337
Series 2018-208
10/01/2034	3.600%	5,000,000	5,174,900
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,087,867
09/15/2047	5.250%	1,475,000	1,462,005
09/15/2053	5.250%	3,045,000	2,987,754

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	618,761
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	74,204
Total			96,092,744
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,913,256
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,188,044
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,169,420
Total			4,270,720
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	2,220,000	2,300,031
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	1,410,000	1,430,417
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	5,000,000	5,189,650
Total			8,920,098
Ohio 1.8%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	16,050,000	15,207,375
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	1,990,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,360,950
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,128,640
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	791,086
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,638,810
Total			31,117,121
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,406,913
11/15/2045	5.250%	1,165,000	1,294,501
Total			2,701,414
Oregon 0.4%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	563,614
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,141,910
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,575,000	4,668,101
Total			6,373,625
Pennsylvania 6.7%
City of Philadelphia Airport(e)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,566,710

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,204,085
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,339,360
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,833,808
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,752,071
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,048,090
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,280,892
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,261,650
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	771,778
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	2,020,792
Meadowood Senior Living Project
12/01/2038	5.000%	1,270,000	1,376,172
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	774,272
08/15/2048	5.000%	1,500,000	1,722,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,598,800
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,928,300
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,548,473
06/30/2042	5.000%	11,000,000	12,051,600
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,204,520
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,950,000	2,011,016
Series 2017-124B
10/01/2042	3.650%	7,810,000	7,997,752
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,342,112
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,784,925
Series 2015B
12/01/2040	5.000%	2,500,000	2,785,550
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,384,330
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,746,900
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,825,875
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,085,620

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	848,445
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,592,999
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,474,400
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,293,491
Series 2018B
09/01/2043	5.000%	515,000	581,270
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,433,590
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,464,416
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,482,943
Total			114,419,532
Rhode Island 0.1%
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2025	5.000%	1,200,000	1,392,948
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,072,940
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,437,874
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018 AMT
07/01/2043	5.000%	1,570,000	1,814,653
Total			4,325,467
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,461,000
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,742,187
South Dakota Housing Development Authority
Revenue Bonds
Homeownership Mortgage
Series 2018A
05/01/2042	3.900%	1,000,000	1,034,190
Total			13,237,377
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	387,500
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,650,106
07/01/2040	4.000%	1,800,000	1,855,602
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
11/15/2048	4.000%	5,235,000	5,446,494
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	1,565,000	1,800,173
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,340,148
Series 2017A
07/01/2048	5.000%	835,000	939,442

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,475,000	2,550,265
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	768,195
07/01/2047	3.650%	1,500,000	1,529,220
Series 2017-2B
07/01/2036	3.700%	3,555,000	3,708,931
Series 2018-1
07/01/2042	3.900%	995,000	1,025,188
Total			24,001,264
Texas 8.2%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	162,311
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,155,990
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,035,840
07/15/2036	4.000%	3,000,000	3,012,030
Series 2018
07/15/2033	5.000%	1,000,000	1,126,540
07/15/2037	5.000%	2,100,000	2,336,502
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	31,177
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	568,733
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	5,966,136
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,806,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,385,974
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,231,060
01/01/2045	5.000%	5,000,000	5,543,500
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	940,560
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,748,975
City of Austin Airport System(e)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,135,520
11/15/2046	5.000%	1,000,000	1,131,830
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018C AMT
07/01/2031	5.000%	1,525,000	1,828,353
Revenue Bonds
Subordinated Series 2018A AMT
07/01/2041	5.000%	1,250,000	1,450,975
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,895,968
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	617,775
08/15/2042	5.000%	1,500,000	1,578,690
Series 2013
08/15/2033	6.000%	260,000	295,287
International Leadership
08/15/2048	6.125%	6,300,000	6,646,311
Series 2015
08/15/2038	5.750%	2,015,000	2,108,758
Series 2015A
12/01/2045	5.000%	400,000	429,196
Dallas Love Field(e)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,156,690
11/01/2036	5.000%	1,000,000	1,146,440

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Frisco Independent School District(g)
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,098,080
08/15/2040	4.000%	1,500,000	1,640,550
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,582,860
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	295,142
05/15/2031	6.500%	230,000	251,418
Matagorda County Navigation District No. 1(c),(e)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,982,280
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,839,343
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	1,039,470
07/01/2047	5.000%	1,000,000	1,073,230
07/01/2052	4.750%	1,500,000	1,578,195
Bridgemoor Plano Project
12/01/2053	7.250%	5,000,000	5,134,900
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,557,885
07/01/2046	5.000%	3,685,000	3,958,796
07/01/2051	4.750%	1,210,000	1,277,119
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,597,568
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	507,880
11/15/2046	5.500%	750,000	762,930
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	538,999
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,946,458
Port Authority of Houston of Harris County(e)
Unlimited General Obligation Refunding Bonds
Series 2018A AMT
10/01/2036	5.000%	4,000,000	4,758,280
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	395,260
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	578,840
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	850,432
State of Texas(e)
Unlimited General Obligation Bonds
College Student Loan
Series 2019 AMT
08/01/2030	5.000%	7,175,000	8,816,497
08/01/2031	5.000%	7,535,000	9,202,269
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	13,597,403
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	796,200
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	2,072,522
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,816,903

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	472,606
08/01/2039	0.000%	600,000	251,160
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
10/15/2032	5.000%	5,105,000	6,282,979
Total			139,028,425
Utah 1.3%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	6,700,000	7,674,381
Series 2018-A AMT
07/01/2043	5.000%	13,000,000	15,070,900
Total			22,745,281
Virginia 2.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,126,978
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,442,888
Virginia Small Business Financing Authority(e)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	7,908,600
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	16,200,000	17,706,924
Total			37,185,390
Washington 2.9%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,997,558
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,034,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(e)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,919,440
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	5,988,800
Series 2017D
02/01/2036	5.000%	6,505,000	7,672,062
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,040,700
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,066,500
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,692,372
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,210,270
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,267,000
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	429,871
01/01/2045	6.000%	595,000	604,056
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	216,786
07/01/2050	7.000%	2,550,000	2,750,175
Total			49,890,290
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	946,431

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 2.0%
Public Finance Authority(e)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,074,640
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	1,022,020
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,475,140
10/01/2049	4.000%	2,690,000	2,796,685
Revenue Bonds
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,722,125
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,085,260
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,771,369
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	434,223
05/15/2047	5.250%	220,000	232,234
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	285,000
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,028,320
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,655,024
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,718,974
Series 2018B
07/01/2033	4.250%	1,250,000	1,248,087
07/01/2043	4.500%	1,375,000	1,385,106
07/01/2048	5.000%	500,000	515,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	572,050
09/15/2045	5.000%	1,000,000	1,036,030
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,201,914
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	301,044
Total			33,561,210
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,054,750
Total Municipal Bonds (Cost $1,524,293,446)			1,584,354,339

Municipal Short Term 3.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.4%
California Pollution Control Financing Authority(d),(e)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	1.900%	3,250,000	3,250,000
California Pollution Control Financing Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2018 AMT
11/01/2042	1.900%	3,000,000	2,999,940
Total			6,249,940
Indiana 0.5%
Indiana Finance Authority
Revenue Bonds
Republic Services, Inc. Project
Series 2012 AMT
12/01/2037	2.100%	7,875,000	7,876,260
New York 1.5%
Greater Southern Tier Board of Cooperative Educational Services District(c)
Revenue Notes
RAN Series 2018
06/28/2019	2.240%	10,000,000	10,015,572

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Notes
BAN Series 2019A
02/03/2020	1.730%	15,000,000	15,253,050
Total			25,268,622
Pennsylvania 0.3%
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Republic Services, Inc. Project
Series 2019 AMT
04/01/2049	1.950%	3,500,000	3,500,280
Waste Management, Inc. Project
Series 2013 AMT
08/01/2045	1.950%	2,500,000	2,500,000
Total			6,000,280
Tennessee 0.2%
Lewisburg Industrial Development Board(e),(g)
Refunding Revenue Bonds
Waste Management
Series 2019 AMT
07/02/2035	1.950%	3,500,000	3,500,000
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Texas 0.8%
Mission Economic Development Corp.(g)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 AMT
01/01/2026	1.900%	14,500,000	14,500,000
Total Municipal Short Term (Cost $63,358,494)			63,395,102

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(i)	2,916,226	2,916,226
Total Money Market Funds (Cost $2,916,211)		2,916,226
Total Investments in Securities (Cost $1,639,518,315)		1,699,901,710
Other Assets & Liabilities, Net		5,726,742
Net Assets		$1,705,628,452

At April 30, 2019, securities and/or cash totaling $886,650 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(771)	06/2019	USD	(95,351,016)	—	(189,980)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	—	485,818	—	485,818	—	285,880	64,228	10,241,043

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $73,796,875, which represents 4.33% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
Columbia Strategic Municipal Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2019.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
22	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Exchange-Traded Funds	10,241,043	—	—	10,241,043
Floating Rate Notes	—	38,995,000	—	38,995,000
Municipal Bonds	—	1,584,354,339	—	1,584,354,339
Municipal Short Term	—	63,395,102	—	63,395,102
Money Market Funds	2,916,226	—	—	2,916,226
Total Investments in Securities	13,157,269	1,686,744,441	—	1,699,901,710
Investments in Derivatives
Liability
Futures Contracts	(189,980)	—	—	(189,980)
Total	12,967,289	1,686,744,441	—	1,699,711,730
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Strategic Municipal Income Fund | Quarterly Report 2019	23

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	2.300%	800,000	800,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	2.300%	2,700,000	2,700,000
Total			3,500,000
Total Floating Rate Notes (Cost $3,500,000)			3,500,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,468,090
Series 2011
01/01/2025	5.000%	2,000,000	2,106,580
Revenue Bonds
Series 2010A
01/01/2035	5.000%	6,795,000	6,935,385
Series 2010B
01/01/2021	5.000%	2,175,000	2,223,307
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,077,450
01/01/2031	5.000%	750,000	807,277
Series 2014A
01/01/2034	5.000%	1,000,000	1,114,910
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,686,807
Total			20,419,806
Assisted Living 1.2%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	3,019,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	335,569
11/01/2042	5.000%	1,250,000	1,288,250
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,622,630
Total			7,265,979
Charter Schools 3.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	2,002,760
07/01/2047	4.250%	1,000,000	1,002,000
07/01/2052	4.375%	1,500,000	1,510,680
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	524,280
07/01/2045	5.000%	2,070,000	2,138,268
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,605,525
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,707,922
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
08/01/2050	5.375%	3,600,000	3,807,576
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	229,852
12/01/2043	5.000%	1,500,000	1,554,930
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,179,024
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	3,079,140
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,012,010
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	197,064
03/01/2043	4.625%	1,000,000	965,610
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	725,250
08/01/2046	4.250%	1,000,000	991,960
Total			24,233,851
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,617,520
Series 2014
11/01/2044	5.000%	500,000	544,780
Total			2,162,300
Higher Education 8.7%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,269,229
12/01/2040	5.000%	1,350,000	1,463,980
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	539,505
03/01/2039	4.000%	500,000	535,755
03/01/2040	4.000%	1,000,000	1,069,160
03/01/2047	4.000%	2,500,000	2,661,675
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,169,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Macalester College
Series 2017
03/01/2029	5.000%	150,000	181,259
03/01/2030	5.000%	175,000	210,462
03/01/2042	4.000%	900,000	958,176
03/01/2048	4.000%	600,000	637,332
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	600,741
10/01/2038	4.000%	920,000	949,504
10/01/2045	5.000%	2,500,000	2,818,275
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	861,930
12/01/2032	5.000%	1,000,000	1,162,770
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,634,625
10/01/2035	4.000%	500,000	544,140
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	864,382
04/01/2039	4.000%	2,000,000	2,125,000
Series 2017A
10/01/2035	4.000%	800,000	866,584
10/01/2037	4.000%	750,000	807,158
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,539,360
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,014,570
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	884,546
12/01/2035	5.250%	1,000,000	1,015,690
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,837,350
Series 2012
12/01/2027	4.250%	350,000	368,176
12/01/2032	4.000%	350,000	354,554
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	426,088
10/01/2032	5.000%	645,000	741,950
10/01/2033	5.000%	350,000	401,489
10/01/2034	5.000%	380,000	434,933
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,921,487

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
04/01/2033	5.000%	1,725,000	2,031,619
04/01/2034	5.000%	1,855,000	2,180,163
University of Minnesota(d)
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,300,000	1,597,661
04/01/2037	5.000%	1,000,000	1,223,130
04/01/2038	5.000%	1,000,000	1,219,440
Total			54,123,588
Hospital 19.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	524,645
05/01/2051	5.000%	1,500,000	1,569,390
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	418,812
04/01/2024	4.000%	745,000	777,296
04/01/2026	4.000%	500,000	520,230
04/01/2031	4.000%	1,450,000	1,495,632
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	9,523,556
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,114,620
09/01/2035	4.000%	1,500,000	1,561,650
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,582,160
11/15/2044	5.000%	6,475,000	7,235,553
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	4,293,840
11/15/2038	4.000%	1,630,000	1,744,817
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,041,980
08/15/2035	5.250%	2,275,000	2,370,209
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,877,115
04/01/2041	5.000%	675,000	739,726
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	6,629,950
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	3,750,000	4,005,862
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,034,961
Series 2013
07/01/2024	5.000%	300,000	336,456
07/01/2027	5.000%	245,000	272,798
07/01/2028	5.000%	225,000	249,770
07/01/2033	5.000%	650,000	708,565
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,100,670
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,385,598
05/01/2046	5.000%	3,500,000	3,980,935
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,065,225
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,603,000
Series 2019
05/01/2048	5.000%	5,000,000	5,867,200
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	325,115
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	775,298

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,817,719
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	5,000,000	5,000,600
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	1,000,000	1,054,870
02/15/2048	5.000%	1,300,000	1,473,875
02/15/2058	5.000%	6,000,000	6,693,660
Essential Health Obligated Group
02/15/2043	5.000%	1,615,000	1,835,351
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,286,832
11/15/2037	4.000%	600,000	640,500
11/15/2043	4.000%	3,000,000	3,175,320
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,377,640
07/01/2035	4.000%	10,630,000	11,231,233
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,518,413
Total			121,838,647
Joint Power Authority 6.5%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,606,785
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	278,468
12/01/2025	5.000%	400,000	441,292
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	285,243
10/01/2033	5.000%	250,000	285,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
10/01/2035	5.000%	1,000,000	1,140,030
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,333,550
Series 2016
10/01/2041	4.000%	1,000,000	1,066,260
10/01/2047	5.000%	500,000	575,240
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	243,123
01/01/2035	5.000%	170,000	196,420
01/01/2036	5.000%	180,000	207,407
01/01/2041	5.000%	400,000	456,416
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	372,246
01/01/2031	5.000%	460,000	502,803
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,152,710
01/01/2041	5.000%	2,550,000	2,901,874
01/01/2046	5.000%	2,000,000	2,276,220
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,169,730
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	8,619,800
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,329,744
01/01/2030	5.000%	1,000,000	1,106,250
Series 2015A
01/01/2036	5.000%	1,000,000	1,157,880
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,117,010
01/01/2046	5.000%	4,025,000	4,491,658
Total			40,313,486
Local Appropriation 5.1%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,917,447

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709(d)
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	867,813
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,342,428
02/01/2034	5.000%	1,200,000	1,328,328
02/01/2039	5.000%	1,300,000	1,421,017
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,138,170
02/01/2042	4.000%	5,250,000	5,439,892
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	486,149
05/01/2031	4.000%	450,000	482,630
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2028	5.000%	2,720,000	3,290,574
02/01/2029	5.000%	2,855,000	3,445,671
02/01/2030	5.000%	2,965,000	3,559,423
West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2039	4.000%	5,000,000	5,380,250
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,443,089
Total			31,542,881
Local General Obligation 16.1%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,569,491
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,612,322
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,225,748
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	787,810
02/01/2033	0.000%	750,000	458,977
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,540,452
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,053,220
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,134,660
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,640,160
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,744,262
Goodhue Independent School District No. 253
Unlimited General Obligation Bonds
School Building
Series 2019A (School District Credit Enhancement Program)
02/01/2027	5.000%	1,280,000	1,561,434
02/01/2028	5.000%	1,345,000	1,668,916
02/01/2029	5.000%	1,415,000	1,747,313
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	885,821
02/01/2033	0.000%	1,140,000	741,798
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,723,946
12/01/2038	5.000%	3,965,000	4,830,916
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,350,559

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	583,060
02/01/2031	5.000%	1,140,000	1,323,312
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,448,380
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,100,810
02/01/2031	4.000%	1,735,000	1,896,563
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,886,646
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,931,147
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,350,600
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,728,100
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,065,186
02/01/2033	0.000%	2,585,000	1,692,219
02/01/2034	0.000%	1,500,000	946,005
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	472,905
02/01/2034	4.000%	325,000	340,775
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Waterville-Elysian-Morristown Independent School District No. 2143
Unlimited General Obligation Bonds
School Building
Series 2019A (School District Credit Enhancement Program)
02/01/2028	5.000%	875,000	1,062,040
Total			100,105,553
Multi-Family 3.2%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,505,025
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,541,775
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,982,180
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,264,120
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,000,000	3,006,300
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,644,650
Total			19,944,050
Municipal Power 0.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,118,300
12/01/2028	4.000%	950,000	1,057,987
Total			2,176,287

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 2.2%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,575,297
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,549,550
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,048,700
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,210,368
05/01/2048	5.125%	6,250,000	6,291,500
Total			13,675,415
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	110,973
06/01/2028	4.000%	170,000	187,763
06/01/2029	4.000%	165,000	181,625
06/01/2030	4.000%	125,000	136,551
06/01/2031	4.000%	100,000	108,546
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	503,840
08/01/2033	3.000%	500,000	503,170
08/01/2034	3.125%	850,000	858,339
08/01/2035	3.125%	800,000	806,472
Total			3,397,279
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	945,429
10/01/2032	4.000%	800,000	858,984
10/01/2033	4.000%	655,000	702,095
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	256,550
08/01/2036	5.700%	1,250,000	1,279,950
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	1,046,850
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,444,646
Total			6,534,504
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,068,470
Prep School 0.4%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,495,000	2,615,883
Refunded / Escrowed 9.1%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/2040	7.000%	1,000,000	1,035,940
Series 2011B
11/01/2034	6.875%	2,765,000	2,863,240
City of Oak Park Heights
Prerefunded 08/01/20 Revenue Bonds
Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,128,640
Oakgreen Commons Project - Memory Care Building
Series 2013
08/01/2043	6.500%	1,000,000	1,077,620
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	4,845,368

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,442,368
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	306,022
06/01/2032	5.000%	300,000	316,575
06/01/2043	5.000%	1,000,000	1,055,250
Series 2014A
06/01/2047	5.000%	1,600,000	1,688,400
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,667,325
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	2,000,000	2,038,580
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,981,000
11/15/2040	5.000%	1,000,000	1,192,400
11/15/2044	5.000%	1,000,000	1,192,400
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,142,060
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	308,274
03/01/2036	5.125%	275,000	282,868
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,102,260
10/01/2040	6.000%	2,000,000	2,204,520
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	359,395
10/01/2026	5.000%	280,000	309,632
10/01/2027	5.000%	200,000	221,166
10/01/2032	5.000%	700,000	774,081
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,637,865
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,585,820
University of Minnesota
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,282,850
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,494,144
Total			56,536,063
Retirement Communities 4.5%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,560,000
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,027,810
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,500,375
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,008,050
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,060,150
10/01/2047	5.000%	2,000,000	2,146,960
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,529,100
08/01/2053	5.000%	600,000	609,432

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,410,584
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,047,360
09/01/2042	5.000%	875,000	948,684
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	284,006
09/01/2037	4.250%	300,000	309,663
09/01/2042	5.000%	1,000,000	1,079,890
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,535,520
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,070,240
Total			28,127,824
Sales Tax 0.5%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,434,125
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Series 2019C
11/01/2025	4.000%	1,605,000	1,783,203
Total			3,217,328
Single Family 2.4%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	420,808
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	470,000	478,418
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A (GNMA) AMT
07/01/2032	3.625%	1,845,000	1,900,774
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,640,000	1,611,677
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,185,000	1,218,737
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Residential Housing Finance
Series 2019B (GNMA)
07/01/2033	3.300%	1,000,000	1,021,110
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	1,997,547	2,028,150
Series 2009
01/01/2040	5.100%	395,000	397,263
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	5,800,258	5,766,153
Total			14,843,090
State Appropriated 4.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,446,650
03/01/2028	5.000%	3,000,000	3,265,380
03/01/2029	5.000%	4,250,000	4,618,603
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,895,250
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
08/01/2027	5.000%	1,185,000	1,400,623
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,590,550
Total			30,217,056

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.1%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2031	5.000%	5,000,000	6,214,850
08/01/2032	5.000%	5,000,000	6,191,700
08/01/2033	5.000%	10,500,000	12,969,390
Total			25,375,940
Transportation 0.3%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,152,280
Total Municipal Bonds (Cost $592,413,766)			611,887,560
Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(h)	1,209,002	1,209,002
Total Money Market Funds (Cost $1,209,001)		1,209,002
Total Investments in Securities (Cost: $597,122,767)		616,596,562
Other Assets & Liabilities, Net		3,803,922
Net Assets		620,400,484

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $6,303,683, which represents 1.02% of total net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $5,738,100, which represents 0.92% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,500,000	—	3,500,000
Municipal Bonds	—	611,887,560	—	611,887,560
Money Market Funds	1,209,002	—	—	1,209,002
Total Investments in Securities	1,209,002	615,387,560	—	616,596,562
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 81.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.2%
Lockheed Martin Corp.
11/23/2020	2.500%	9,755,000	9,729,569
Northrop Grumman Corp.
08/01/2019	5.050%	4,240,000	4,264,672
01/15/2025	2.930%	5,725,000	5,665,735
Total			19,659,976
Automotive 1.0%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	6,075,000	6,113,740
Banking 8.7%
American Express Co.
02/27/2023	3.400%	6,670,000	6,783,297
Bank of Montreal
03/26/2022	2.900%	5,900,000	5,913,080
02/05/2024	3.300%	2,795,000	2,828,895
Bank of Nova Scotia (The)
02/11/2024	3.400%	5,460,000	5,555,020
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,121,962
04/30/2025	4.250%	6,415,000	6,689,119
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	6,880,000	6,997,676
Toronto-Dominion Bank (The)
03/11/2024	3.250%	5,950,000	6,038,810
Wells Fargo & Co.
01/24/2024	3.750%	5,865,000	6,035,601
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,692,477
Total			53,655,937
Cable and Satellite 4.1%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	5,662,000	6,000,724
NBCUniversal Media LLC
04/01/2021	4.375%	8,995,000	9,275,059
Sky PLC(a)
09/16/2024	3.750%	9,525,000	9,851,574
Total			25,127,357
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.4%
United Technologies Corp.
05/04/2020	1.900%	4,440,000	4,399,658
06/01/2022	3.100%	4,455,000	4,483,312
Total			8,882,970
Electric 16.3%
AEP Texas, Inc.
10/01/2022	2.400%	7,765,000	7,640,566
American Electric Power Co., Inc.
11/13/2020	2.150%	3,753,000	3,718,919
12/01/2021	3.650%	1,548,000	1,579,123
CMS Energy Corp.
03/01/2024	3.875%	6,245,000	6,402,780
11/15/2025	3.600%	7,445,000	7,515,809
DTE Energy Co.
06/01/2024	3.500%	4,735,000	4,800,097
10/01/2026	2.850%	4,823,000	4,612,630
Duke Energy Corp.
09/01/2026	2.650%	6,375,000	6,096,228
Edison International
09/15/2022	2.400%	4,995,000	4,754,820
Emera U.S. Finance LP
06/15/2021	2.700%	6,091,000	6,051,037
06/15/2026	3.550%	5,330,000	5,267,564
Eversource Energy
10/01/2024	2.900%	6,150,000	6,098,162
Progress Energy, Inc.
04/01/2022	3.150%	1,041,000	1,045,779
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,543,506
Southern Co. (The)
07/01/2026	3.250%	8,855,000	8,732,473
WEC Energy Group, Inc.
03/08/2022	3.100%	237,000	238,723
06/15/2025	3.550%	8,395,000	8,577,801
Xcel Energy, Inc.
03/15/2021	2.400%	3,395,000	3,371,089
06/01/2025	3.300%	8,995,000	9,057,641
Total			100,104,747
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	5,935,000	5,834,800
Columbia Limited Duration Credit Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 11.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	3,880,000	3,873,614
Bacardi Ltd.(a)
05/15/2025	4.450%	9,955,000	10,238,070
Conagra Brands, Inc.
11/01/2025	4.600%	1,530,000	1,615,980
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,396,164
JM Smucker Co. (The)
12/06/2019	2.200%	2,385,000	2,375,594
03/15/2020	2.500%	6,718,000	6,700,439
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	11,920,000	11,238,188
Molson Coors Brewing Co.
07/15/2021	2.100%	2,915,000	2,862,725
Mondelez International, Inc.(a)
10/28/2019	1.625%	8,515,000	8,463,569
Sysco Corp.
07/15/2021	2.500%	3,675,000	3,654,894
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,713,565
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	7,762,000	7,765,190
Total			68,897,992
Health Care 5.4%
Becton Dickinson and Co.
11/08/2021	3.125%	5,607,000	5,628,907
12/15/2024	3.734%	4,470,000	4,536,666
Cardinal Health, Inc.
06/15/2024	3.079%	8,590,000	8,419,050
CVS Health Corp.
03/25/2025	4.100%	9,430,000	9,604,464
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	4,578,000	4,731,537
Total			32,920,624
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,178,900
Life Insurance 8.6%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,164,892
Five Corners Funding Trust(a)
11/15/2023	4.419%	12,750,000	13,452,168
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a),(b)
05/06/2024	2.900%	6,650,000	6,667,829
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,015,000	7,933,439
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,916,781
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	13,693,000	13,935,517
Total			53,070,626
Media and Entertainment 2.3%
Discovery Communications LLC
11/15/2019	2.750%	502,000	501,278
06/15/2020	2.800%	13,643,000	13,624,282
Total			14,125,560
Midstream 6.0%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,666,679
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	2,132,000	2,227,533
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	13,562,000	13,528,176
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,845,077
Western Gas Partners LP
07/01/2026	4.650%	3,037,000	3,141,181
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,150,000	9,405,752
Total			36,814,398
Natural Gas 2.0%
NiSource, Inc.
11/17/2022	2.650%	5,850,000	5,786,867
06/15/2023	3.650%	3,870,000	3,937,117
Sempra Energy
06/15/2024	3.550%	2,320,000	2,349,392
Total			12,073,376
Pharmaceuticals 4.0%
AbbVie, Inc.
05/14/2025	3.600%	5,855,000	5,882,167
Allergan Funding SCS
06/15/2024	3.850%	6,590,000	6,696,402
Amgen, Inc.
11/15/2021	3.875%	4,510,000	4,617,695
05/11/2022	2.650%	2,770,000	2,754,599

2	Columbia Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/20/2019	1.850%	3,522,000	3,510,307
Pfizer, Inc.
05/15/2019	2.100%	1,240,000	1,239,748
Total			24,700,918
Property & Casualty 0.7%
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	3,335,000	4,080,009
Railroads 1.3%
Canadian National Railway Co.
02/03/2020	2.400%	7,940,000	7,917,466
Supermarkets 0.7%
Kroger Co. (The)
10/15/2026	2.650%	4,665,000	4,333,449
Technology 1.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	8,870,000	8,805,701
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	4,442,000	4,562,560
Wirelines 0.9%
AT&T, Inc.
01/15/2025	3.950%	5,630,000	5,809,834
Total Corporate Bonds & Notes (Cost $495,262,648)			500,670,940

U.S. Treasury Obligations 14.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2020	2.250%	20,000,000	19,971,492
01/31/2021	1.375%	17,215,000	16,940,189
03/31/2021	2.250%	28,000,000	27,982,500
03/15/2022	2.375%	21,250,000	21,337,109
Total U.S. Treasury Obligations (Cost $86,168,093)			86,231,290

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	21,875,452	21,873,265
Total Money Market Funds (Cost $21,873,265)		21,873,265
Total Investments in Securities (Cost: $603,304,006)		608,775,495
Other Assets & Liabilities, Net		6,336,823
Net Assets		615,112,318

At April 30, 2019, securities and/or cash totaling $1,256,469 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	662	06/2019	USD	141,011,172	469,448	—
U.S. Treasury 2-Year Note	773	06/2019	USD	164,655,039	—	(18,237)
Total					469,448	(18,237)

Columbia Limited Duration Credit Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(959)	06/2019	USD	(118,601,328)	—	(1,026,277)
U.S. Treasury 5-Year Note	(493)	06/2019	USD	(57,010,828)	49,963	—
U.S. Treasury Ultra 10-Year Note	(27)	06/2019	USD	(3,558,094)	—	(48,996)
Total					49,963	(1,075,273)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $102,763,135, which represents 16.71% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	2,783,340	358,940,250	(339,848,138)	21,875,452	—	—	424,510	21,873,265
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	500,670,940	—	—	500,670,940
U.S. Treasury Obligations	86,231,290	—	—	—	86,231,290
Money Market Funds	—	—	—	21,873,265	21,873,265
Total Investments in Securities	86,231,290	500,670,940	—	21,873,265	608,775,495
Investments in Derivatives
Asset
Futures Contracts	519,411	—	—	—	519,411
Liability
Futures Contracts	(1,093,510)	—	—	—	(1,093,510)
Total	85,657,191	500,670,940	—	21,873,265	608,201,396
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Limited Duration Credit Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	2,021,400	115,603,866
Interactive Media & Services 7.6%
Alphabet, Inc., Class A(a)	160,200	192,073,392
Facebook, Inc., Class A(a)	837,600	161,991,840
Total		354,065,232
Total Communication Services		469,669,098
Consumer Discretionary 9.8%
Automobiles 0.8%
Harley-Davidson, Inc.	1,063,200	39,582,936
Diversified Consumer Services 0.2%
H&R Block, Inc.	274,100	7,458,261
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	1,181,000	91,740,080
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	52,800	101,720,256
Booking Holdings, Inc.(a)	39,200	72,715,608
Total		174,435,864
Multiline Retail 1.2%
Kohl’s Corp.	769,100	54,683,010
Specialty Retail 1.5%
Advance Auto Parts, Inc.	232,000	38,586,240
Best Buy Co., Inc.	352,900	26,259,289
Foot Locker, Inc.	93,400	5,343,414
Total		70,188,943
Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	197,100	17,311,293
Total Consumer Discretionary		455,400,387
Consumer Staples 7.3%
Food & Staples Retailing 2.3%
Walgreens Boots Alliance, Inc.	1,070,150	57,327,936
Walmart, Inc.	503,300	51,759,372
Total		109,087,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Tyson Foods, Inc., Class A	576,400	43,235,764
Household Products 1.7%
Kimberly-Clark Corp.	526,750	67,624,165
Procter & Gamble Co. (The)	108,900	11,595,672
Total		79,219,837
Tobacco 2.4%
Altria Group, Inc.	1,122,000	60,958,260
Philip Morris International, Inc.	561,800	48,629,408
Total		109,587,668
Total Consumer Staples		341,130,577
Energy 4.7%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.	83,500	2,182,690
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	321,300	38,575,278
ConocoPhillips Co.	1,319,060	83,259,067
HollyFrontier Corp.	519,800	24,810,054
Marathon Petroleum Corp.	380,200	23,142,774
Valero Energy Corp.	533,350	48,353,511
Total		218,140,684
Total Energy		220,323,374
Financials 12.8%
Banks 3.7%
Bank of America Corp.	1,435,900	43,909,822
Citigroup, Inc.	1,658,800	117,277,160
Comerica, Inc.	110,600	8,692,054
Total		169,879,036
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	109,900	5,457,634
CME Group, Inc.	156,600	28,015,740
Franklin Resources, Inc.	526,800	18,222,012
Intercontinental Exchange, Inc.	1,032,100	83,961,335
S&P Global, Inc.	188,000	41,484,080
T. Rowe Price Group, Inc.	225,200	24,209,000
Total		201,349,801
Columbia Disciplined Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.7%
Capital One Financial Corp.	834,600	77,475,918
Diversified Financial Services 0.7%
Voya Financial, Inc.	592,100	32,500,369
Insurance 2.4%
Allstate Corp. (The)	498,500	49,381,410
MetLife, Inc.	332,300	15,328,999
Prudential Financial, Inc.	463,600	49,007,156
Total		113,717,565
Total Financials		594,922,689
Health Care 13.8%
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.(a)	238,980	32,532,347
Amgen, Inc.	47,620	8,539,218
BioMarin Pharmaceutical, Inc.(a)	204,700	17,507,991
Gilead Sciences, Inc.	286,200	18,614,448
Vertex Pharmaceuticals, Inc.(a)	159,170	26,896,547
Total		104,090,551
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	470,200	37,409,112
Baxter International, Inc.	585,700	44,688,910
Total		82,098,022
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	1,616,510	78,740,202
HCA Healthcare, Inc.	53,700	6,832,251
McKesson Corp.	448,700	53,507,475
Total		139,079,928
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	129,800	10,189,300
Pharmaceuticals 6.5%
Allergan PLC	56,600	8,320,200
Bristol-Myers Squibb Co.	1,809,000	83,991,870
Eli Lilly & Co.	679,600	79,540,384
Johnson & Johnson	303,200	42,811,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	1,008,400	79,371,164
Mylan NV(a)	348,800	9,414,112
Total		303,449,570
Total Health Care		638,907,371
Industrials 9.1%
Aerospace & Defense 2.4%
Boeing Co. (The)	293,300	110,776,477
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	51,000	5,417,220
Airlines 1.7%
Southwest Airlines Co.	1,466,700	79,539,141
Electrical Equipment 1.3%
Rockwell Automation, Inc.	330,100	59,652,371
Industrial Conglomerates 0.8%
Honeywell International, Inc.	234,700	40,750,961
Machinery 1.7%
Snap-On, Inc.	464,300	78,132,404
Professional Services 0.3%
Robert Half International, Inc.	208,300	12,933,347
Road & Rail 0.8%
CSX Corp.	123,700	9,850,231
Union Pacific Corp.	151,800	26,874,672
Total		36,724,903
Total Industrials		423,926,824
Information Technology 22.3%
Communications Equipment 3.2%
Cisco Systems, Inc.	2,334,500	130,615,275
F5 Networks, Inc.(a)	119,800	18,796,620
Total		149,411,895
IT Services 6.2%
MasterCard, Inc., Class A	519,100	131,975,984
VeriSign, Inc.(a)	468,500	92,505,325
Visa, Inc., Class A	388,800	63,930,384
Total		288,411,693

2	Columbia Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	111,400	12,949,136
Broadcom, Inc.	303,100	96,507,040
Lam Research Corp.	68,500	14,208,955
QUALCOMM, Inc.	477,700	41,144,301
Total		164,809,432
Software 6.3%
Adobe, Inc.(a)	360,700	104,332,475
Fortinet, Inc.(a)	182,400	17,039,808
Microsoft Corp.(b)	846,200	110,513,720
VMware, Inc., Class A	304,500	62,157,585
Total		294,043,588
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	473,180	94,953,031
HP, Inc.	2,138,300	42,659,085
Total		137,612,116
Total Information Technology		1,034,288,724
Materials 2.7%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	890,500	78,568,815
Metals & Mining 1.0%
Nucor Corp.	793,200	45,267,924
Total Materials		123,836,739
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Tower Corp.	119,500	23,338,350
Host Hotels & Resorts, Inc.	3,248,700	62,504,988
Simon Property Group, Inc.	297,600	51,693,120
Total		137,536,458
Total Real Estate		137,536,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.3%
Electric Utilities 0.7%
Exelon Corp.	691,900	35,252,305
Independent Power and Renewable Electricity Producers 1.4%
NRG Energy, Inc.	1,542,800	63,517,076
Multi-Utilities 1.2%
Ameren Corp.	203,100	14,779,587
CenterPoint Energy, Inc.	417,600	12,945,600
Public Service Enterprise Group, Inc.	483,500	28,840,775
Total		56,565,962
Total Utilities		155,335,343
Total Common Stocks (Cost $3,642,110,730)		4,595,277,584

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	49,048,203	49,043,298
Total Money Market Funds (Cost $49,043,298)		49,043,298
Total Investments in Securities (Cost: $3,691,154,028)		4,644,320,882
Other Assets & Liabilities, Net		1,009,966
Net Assets		4,645,330,848

At April 30, 2019, securities and/or cash totaling $4,074,720 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	394	06/2019	USD	58,085,450	3,140,188	—
Columbia Disciplined Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	47,331,148	355,568,954	(353,851,899)	49,048,203	(493)	493	1,006,833	49,043,298
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	469,669,098	—	—	—	469,669,098
Consumer Discretionary	455,400,387	—	—	—	455,400,387
Consumer Staples	341,130,577	—	—	—	341,130,577
Energy	220,323,374	—	—	—	220,323,374
Financials	594,922,689	—	—	—	594,922,689
Health Care	638,907,371	—	—	—	638,907,371
Industrials	423,926,824	—	—	—	423,926,824
Information Technology	1,034,288,724	—	—	—	1,034,288,724
Materials	123,836,739	—	—	—	123,836,739
Real Estate	137,536,458	—	—	—	137,536,458
Utilities	155,335,343	—	—	—	155,335,343
Total Common Stocks	4,595,277,584	—	—	—	4,595,277,584
Money Market Funds	—	—	—	49,043,298	49,043,298
Total Investments in Securities	4,595,277,584	—	—	49,043,298	4,644,320,882
Investments in Derivatives
Asset
Futures Contracts	3,140,188	—	—	—	3,140,188
Total	4,598,417,772	—	—	49,043,298	4,647,461,070
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Core Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	0
Loral Space & Communications, Inc.(b)	101	3,719
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		3,780
Total Communication Services		3,780
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	540	77,220
Total Consumer Discretionary		77,220
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	15,849
Total Industrials		15,849
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		96,849

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 84.8%

Aerospace & Defense 2.3%
Bombardier, Inc.(f)
12/01/2024	7.500%	1,645,000	1,671,973
03/15/2025	7.500%	2,249,000	2,256,887
04/15/2027	7.875%	1,354,000	1,363,607
TransDigm, Inc.
05/15/2025	6.500%	555,000	558,856
06/15/2026	6.375%	8,157,000	8,170,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(f)
03/15/2026	6.250%	10,387,000	10,817,136
03/15/2027	7.500%	3,201,000	3,300,615
Total			28,139,623
Automotive 0.4%
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,212,487
Panther BF Aggregator 2 LP/Finance Co., Inc.(f)
05/15/2026	6.250%	1,946,000	2,033,741
05/15/2027	8.500%	1,881,000	1,943,395
Total			5,189,623
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	5,841,000	7,491,585
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	908,000	938,022
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(f)
05/15/2026	5.875%	6,005,000	6,208,575
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	7,082,000	6,812,849
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,432,351
Total			14,453,775
Cable and Satellite 9.0%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	5,259,000	5,443,144
02/15/2026	5.750%	8,985,000	9,388,966
05/01/2026	5.500%	106,000	109,563
05/01/2027	5.875%	3,109,000	3,239,276
CSC Holdings LLC(f)
07/15/2023	5.375%	7,131,000	7,301,360
10/15/2025	6.625%	877,000	931,946
02/01/2028	5.375%	8,773,000	8,946,942
04/01/2028	7.500%	7,060,000	7,695,816
02/01/2029	6.500%	2,663,000	2,859,388
DISH DBS Corp.
07/01/2026	7.750%	14,732,000	13,186,466
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	5,678,000	5,852,224
07/15/2026	5.375%	1,236,000	1,271,610
Columbia Income Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	14,823,000	15,177,181
Viasat, Inc.(f)
04/15/2027	5.625%	1,120,000	1,148,438
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	9,030,000	9,178,778
08/15/2026	5.500%	4,893,000	5,015,345
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	5,350,000	5,257,664
Ziggo BV(f)
01/15/2027	5.500%	9,828,000	9,826,162
Total			111,830,269
Chemicals 2.9%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,130,941
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,777,751
INEOS Group Holdings SA(f)
08/01/2024	5.625%	1,104,000	1,115,437
Platform Specialty Products Corp.(f)
12/01/2025	5.875%	9,250,000	9,483,979
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,261,681
12/15/2025	5.750%	3,530,000	3,522,862
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,585,123
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	1,713,000	1,758,444
Total			36,636,218
Construction Machinery 1.4%
H&E Equipment Services, Inc.
09/01/2025	5.625%	3,719,000	3,792,383
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	2,082,160
United Rentals North America, Inc.
09/15/2026	5.875%	2,077,000	2,170,399
12/15/2026	6.500%	6,488,000	6,944,431
United Rentals North America, Inc.(g)
01/15/2030	5.250%	2,442,000	2,454,085
Total			17,443,458
Consumer Cyclical Services 1.0%
APX Group, Inc.
12/01/2022	7.875%	8,811,000	8,827,477
APX Group, Inc.(f),(g)
11/01/2024	8.500%	2,129,000	2,113,741
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(f)
08/15/2026	6.750%	1,334,000	1,400,704
Total			12,341,922
Consumer Products 2.4%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	1,353,000	1,397,439
01/15/2027	7.750%	1,603,000	1,734,613
Mattel, Inc.(f)
12/31/2025	6.750%	2,428,000	2,431,656
Prestige Brands, Inc.(f)
03/01/2024	6.375%	6,621,000	6,831,846
Resideo Funding, Inc.(f)
11/01/2026	6.125%	702,000	728,684
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	6,922,570
Spectrum Brands, Inc.
07/15/2025	5.750%	5,202,000	5,332,331
Valvoline, Inc.
07/15/2024	5.500%	4,333,000	4,462,483
Total			29,841,622
Diversified Manufacturing 0.9%
CFX Escrow Corp.(f)
02/15/2024	6.000%	1,031,000	1,071,252
02/15/2026	6.375%	912,000	966,732
Gates Global LLC/Co.(f)
07/15/2022	6.000%	552,000	553,544
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,721,560
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,639,644
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,158,603
Total			11,111,335
Electric 4.0%
AES Corp. (The)
05/15/2026	6.000%	1,976,000	2,095,518
09/01/2027	5.125%	4,441,000	4,629,742
Calpine Corp.(f)
06/01/2026	5.250%	2,186,000	2,191,408
Clearway Energy Operating LLC
08/15/2024	5.375%	8,425,000	8,560,221
09/15/2026	5.000%	5,656,000	5,536,325
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	1,357,000	1,388,827

2	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	8,160,000	8,041,794
NRG Energy, Inc.
01/15/2027	6.625%	2,332,000	2,490,243
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	4,857,000	5,001,229
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	5,353,000	5,283,952
Vistra Operations Co. LLC(f)
02/15/2027	5.625%	4,127,000	4,241,388
Total			49,460,647
Finance Companies 3.5%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	4,714,000	4,935,492
10/01/2023	5.125%	2,736,000	2,838,099
05/15/2024	5.250%	1,035,000	1,081,610
iStar, Inc.
04/01/2022	6.000%	3,079,000	3,151,135
Navient Corp.
01/25/2022	7.250%	5,777,000	6,191,841
06/15/2022	6.500%	3,411,000	3,592,342
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	501,000	521,592
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	4,304,000	3,990,893
Quicken Loans, Inc.(f)
05/01/2025	5.750%	7,948,000	8,065,956
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,662,867
03/15/2024	6.125%	4,524,000	4,777,335
03/15/2025	6.875%	1,688,000	1,810,102
Total			43,619,264
Food and Beverage 2.1%
B&G Foods, Inc.
04/01/2025	5.250%	4,910,000	4,838,054
Darling Ingredients, Inc.(f)
04/15/2027	5.250%	468,000	476,917
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	2,456,000	2,068,313
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,671,188
11/01/2026	4.875%	940,000	955,356
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(f)
08/15/2026	5.000%	9,994,000	9,950,766
03/01/2027	5.750%	3,485,000	3,573,798
01/15/2028	5.625%	1,446,000	1,461,177
Total			25,995,569
Gaming 4.7%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,027,431
08/15/2026	6.000%	2,299,000	2,388,387
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	2,049,000	2,002,576
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,237,448
09/15/2026	6.000%	2,161,000	2,248,125
International Game Technology PLC(f)
02/15/2025	6.500%	5,130,000	5,462,978
01/15/2027	6.250%	2,179,000	2,287,638
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,606,048
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,183,090
09/01/2026	4.500%	1,700,000	1,682,776
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	2,094,000	2,201,577
MGM Resorts International
12/15/2021	6.625%	6,034,000	6,477,608
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	1,014,000	1,001,465
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,643,284
Scientific Games International, Inc.(f)
10/15/2025	5.000%	6,182,000	6,155,893
03/15/2026	8.250%	2,469,000	2,553,593
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	1,554,000	1,628,998
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	3,316,000	3,352,022
Total			58,140,937
Health Care 3.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	2,493,000	2,514,420
02/15/2023	5.625%	1,476,000	1,490,818
03/01/2024	6.500%	330,000	340,744
Avantor, Inc.(f)
10/01/2024	6.000%	1,345,000	1,405,639
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	4,144,000	4,109,770

Columbia Income Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	1,382,000	1,454,196
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,544,000	2,476,851
HCA, Inc.
09/01/2028	5.625%	6,274,000	6,681,070
02/01/2029	5.875%	1,867,000	2,006,932
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,602,092
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	6,867,000	6,896,858
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,698,598
11/15/2027	4.625%	2,825,000	2,812,525
Tenet Healthcare Corp.
04/01/2022	8.125%	2,037,000	2,175,245
Tenet Healthcare Corp.(f)
02/01/2027	6.250%	3,494,000	3,641,953
Total			44,307,711
Healthcare Insurance 1.3%
Centene Corp.(f)
06/01/2026	5.375%	4,986,000	5,194,131
WellCare Health Plans, Inc.
04/01/2025	5.250%	7,583,000	7,830,987
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	3,507,000	3,667,901
Total			16,693,019
Home Construction 1.2%
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,833,880
06/01/2026	5.250%	4,607,000	4,797,850
Meritage Homes Corp.
04/01/2022	7.000%	1,013,000	1,088,975
06/06/2027	5.125%	1,767,000	1,752,200
Shea Homes LP/Funding Corp.(f)
04/01/2023	5.875%	444,000	443,922
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	376,000	387,318
03/01/2024	5.625%	3,500,000	3,560,826
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	183,000	185,697
Total			15,050,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 6.7%
Callon Petroleum Co.
10/01/2024	6.125%	1,574,000	1,617,836
07/01/2026	6.375%	6,255,000	6,406,690
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	7,043,000	6,852,987
Centennial Resource Production LLC(f)
01/15/2026	5.375%	1,809,000	1,778,844
04/01/2027	6.875%	2,499,000	2,593,842
Chesapeake Energy Corp.
10/01/2026	7.500%	4,207,000	4,127,824
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	9,247,000	9,155,954
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2028	5.750%	1,519,000	1,627,142
Extraction Oil & Gas, Inc.(f)
02/01/2026	5.625%	2,092,000	1,719,101
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	2,069,000	1,921,164
Jagged Peak Energy LLC
05/01/2026	5.875%	3,893,000	3,925,374
Matador Resources Co.
09/15/2026	5.875%	4,082,000	4,121,179
MEG Energy Corp.(f)
01/15/2025	6.500%	950,000	958,824
Parsley Energy LLC/Finance Corp.(f)
08/15/2025	5.250%	8,474,000	8,589,704
10/15/2027	5.625%	8,359,000	8,614,058
QEP Resources, Inc.
03/01/2026	5.625%	1,882,000	1,764,507
SM Energy Co.
09/15/2026	6.750%	5,437,000	5,220,928
01/15/2027	6.625%	1,491,000	1,415,454
WPX Energy, Inc.
01/15/2022	6.000%	2,289,000	2,390,909
09/15/2024	5.250%	5,535,000	5,714,827
06/01/2026	5.750%	2,243,000	2,323,880
Total			82,841,028
Leisure 0.5%
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,776,837
Viking Cruises Ltd.(f)
09/15/2027	5.875%	2,855,000	2,850,715
Total			5,627,552

4	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Marriott Ownership Resorts, Inc.(f)
09/15/2026	6.500%	709,000	744,738
Media and Entertainment 2.2%
Netflix, Inc.
04/15/2028	4.875%	2,003,000	1,992,705
11/15/2028	5.875%	10,694,000	11,280,213
Netflix, Inc.(f)
05/15/2029	6.375%	3,162,000	3,454,349
11/15/2029	5.375%	3,783,000	3,835,035
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,844,730
Total			27,407,032
Metals and Mining 3.3%
Alcoa Nederland Holding BV(f)
09/30/2026	7.000%	2,229,000	2,402,409
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	4,203,000	4,461,392
Constellium NV(f)
02/15/2026	5.875%	7,886,000	8,024,005
Freeport-McMoRan, Inc.
11/14/2024	4.550%	1,251,000	1,242,252
03/15/2043	5.450%	7,738,000	6,983,073
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	2,892,000	3,007,680
01/15/2025	7.625%	5,028,000	5,245,803
Novelis Corp.(f)
08/15/2024	6.250%	359,000	374,358
09/30/2026	5.875%	8,886,000	9,033,197
Total			40,774,169
Midstream 6.0%
Antero Midstream Partners LP/Finance Corp.(f)
03/01/2027	5.750%	2,855,000	2,913,373
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	3,990,000	4,122,352
DCP Midstream Operating LP
07/15/2025	5.375%	1,441,000	1,513,877
04/01/2044	5.600%	10,087,000	9,589,509
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,664,457
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,509,410
NGPL PipeCo LLC(f)
12/15/2037	7.768%	3,805,000	4,671,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	4,003,649
Rockies Express Pipeline LLC(f)
07/15/2029	4.950%	3,930,000	3,938,277
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	3,719,000	3,713,128
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,608,000	1,634,042
02/15/2026	5.500%	4,168,000	4,245,912
Tallgrass Energy Partners LP/Finance Corp.(f)
01/15/2028	5.500%	2,711,000	2,761,414
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	9,603,000	9,795,060
01/15/2028	5.000%	6,932,000	6,806,115
Targa Resources Partners LP/Finance Corp.(f)
07/15/2027	6.500%	653,000	699,737
01/15/2029	6.875%	1,742,000	1,885,928
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,077,450
Total			74,545,050
Oil Field Services 1.1%
Apergy Corp.
05/01/2026	6.375%	4,456,000	4,603,881
Calfrac Holdings LP(f)
06/15/2026	8.500%	1,986,000	1,668,240
Nabors Industries, Inc.
02/01/2025	5.750%	6,174,000	5,618,605
SESI LLC
09/15/2024	7.750%	1,538,000	1,133,751
Transocean Poseidon Ltd.(f)
02/01/2027	6.875%	1,050,000	1,118,097
Total			14,142,574
Other Industry 0.5%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	4,220,000	4,236,488
WeWork Companies, Inc.(f)
05/01/2025	7.875%	1,833,000	1,811,506
Total			6,047,994
Other REIT 0.7%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,163,189
03/15/2027	5.375%	5,930,000	6,152,375
Total			9,315,564

Columbia Income Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.7%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
05/15/2024	7.250%	8,936,000	9,426,658
02/15/2025	6.000%	2,809,000	2,835,197
Berry Global, Inc.
07/15/2023	5.125%	2,392,000	2,434,169
BWAY Holding Co.(f)
04/15/2024	5.500%	3,689,000	3,661,096
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,914,078
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,797,960
Total			34,069,158
Pharmaceuticals 2.1%
Bausch Health Companies, Inc.(f)
12/15/2025	9.000%	2,385,000	2,641,340
04/01/2026	9.250%	7,544,000	8,394,752
01/31/2027	8.500%	2,597,000	2,833,189
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,653,000	2,659,259
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	8,913,273
Par Pharmaceutical, Inc.(f)
04/01/2027	7.500%	1,194,000	1,240,056
Total			26,681,869
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	1,086
Subordinated
12/01/2037	0.000%	180,000	42
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,328
Total			3,456
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	2,346,000	2,089,589
Party City Holdings, Inc.(f)
08/15/2023	6.125%	347,000	352,144
08/01/2026	6.625%	1,216,000	1,204,144
Total			3,645,877
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(f)
03/15/2026	7.500%	1,483,000	1,579,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,328,000	1,318,844
Total			2,898,295
Technology 7.3%
Camelot Finance SA(f)
10/15/2024	7.875%	4,765,000	5,019,880
CDK Global, Inc.
06/01/2027	4.875%	4,238,000	4,280,639
CommScope Finance LLC(f)
03/01/2024	5.500%	1,813,000	1,890,687
03/01/2026	6.000%	2,736,000	2,898,507
03/01/2027	8.250%	1,094,000	1,184,255
CommScope Technologies LLC(f)
06/15/2025	6.000%	3,923,000	3,988,506
03/15/2027	5.000%	1,638,000	1,545,053
Equinix, Inc.
01/15/2026	5.875%	14,703,000	15,532,881
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,873,209
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,432,259
Iron Mountain, Inc.
08/15/2024	5.750%	4,465,000	4,495,804
MSCI, Inc.(f)
08/01/2026	4.750%	3,710,000	3,802,965
NCR Corp.
07/15/2022	5.000%	3,769,000	3,791,746
12/15/2023	6.375%	4,719,000	4,847,395
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,250,803
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	6,147,000	5,997,308
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	1,183,000	1,200,510
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	6,847,248
Total			90,879,655
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	750,000	763,470
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	6,195,466
Hertz Corp. (The)(f)
06/01/2022	7.625%	6,089,000	6,289,870

6	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPO Logistics, Inc.(f)
06/15/2022	6.500%	1,859,000	1,898,109
Total			15,146,915
Wireless 5.0%
Altice France SA(f)
05/01/2026	7.375%	12,570,000	12,756,162
02/01/2027	8.125%	1,675,000	1,747,018
SBA Communications Corp.
09/01/2024	4.875%	11,540,000	11,735,661
Sprint Capital Corp.
11/15/2028	6.875%	6,965,000	6,663,729
Sprint Corp.
03/01/2026	7.625%	5,426,000	5,427,145
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	12,777,000	13,664,439
02/01/2026	4.500%	2,022,000	2,034,292
02/01/2028	4.750%	2,528,000	2,552,683
Wind Tre SpA(f)
01/20/2026	5.000%	6,663,000	6,134,491
Total			62,715,620
Wirelines 2.3%
CenturyLink, Inc.
06/15/2021	6.450%	1,784,000	1,862,808
03/15/2022	5.800%	3,319,000	3,415,025
04/01/2024	7.500%	10,039,000	10,785,831
Frontier Communications Corp.(f)
04/01/2026	8.500%	1,327,000	1,252,417
Telecom Italia Capital SA
09/30/2034	6.000%	1,965,000	1,819,457
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	9,445,000	9,582,255
Total			28,717,793
Total Corporate Bonds & Notes (Cost $1,039,769,146)			1,054,889,606

Senior Loans 6.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.6%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(h),(i)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.729%	7,478,279	7,445,599
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Gates Global LLC(h),(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	5.233%	3,752,724	3,756,627
Finance Companies 0.2%
Ellie Mae, Inc.(h),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026		2,785,000	2,797,198
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(h),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.229%	2,539,524	2,547,143
Health Care 0.1%
Avantor, Inc.(h),(i),(j)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	6.233%	1,303,959	1,309,553
Metals and Mining 0.1%
Big River Steel LLC(h),(i)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	552,957	556,413
Packaging 0.1%
Reynolds Group Holdings, Inc.(h),(i)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.233%	1,375,482	1,377,243
Pharmaceuticals 1.2%
Bausch Health Companies, Inc.(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.474%	13,480,675	13,534,059
3-month USD LIBOR + 2.750% 11/27/2025	5.224%	1,585,550	1,586,263
Total			15,120,322
Property & Casualty 0.6%
HUB International Ltd.(h),(i)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.336%	7,663,093	7,578,799

Columbia Income Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(h),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025		3,766,000	3,755,229
Technology 2.9%
Ascend Learning LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.483%	4,362,866	4,341,051
CommScope, Inc.(h),(i)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	5.733%	1,528,000	1,539,934
Dun & Bradstreet Corp. (The)(h),(i)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.479%	3,911,000	3,937,908
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.733%	3,764,220	3,768,925
Hyland Software, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.983%	978,741	982,616
Qlik Technologies, Inc.(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	6.252%	694,201	689,432
3-month USD LIBOR + 4.250% 04/26/2024	6.883%	2,084,883	2,094,015
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(f),(h),(i)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.233%	10,646,203	10,526,433
Tempo Acquisition LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.483%	6,216,182	6,217,488
Ultimate Software Group, Inc. (The)(h),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/08/2026		1,548,000	1,558,062
Total			35,655,864
Total Senior Loans (Cost $81,693,957)			81,899,990

Money Market Funds 9.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(k),(l)	113,908,785	113,897,394
Total Money Market Funds (Cost $113,897,394)		113,897,394
Total Investments in Securities (Cost: $1,238,551,644)		1,250,783,839
Other Assets & Liabilities, Net		(6,805,594)
Net Assets		1,243,978,245

At April 30, 2019, securities and/or cash totaling $2,166,905 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	39,000,000	941,332	—	—	941,332	—
8	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2019, the total value of these securities amounted to $3,456, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $629,199,420, which represents 50.58% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of April 30, 2019.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	49,107,861	318,595,387	(253,794,463)	113,908,785	(3,869)	3,869	1,304,416	113,897,394
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Income Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,719	—	61	—	3,780
Consumer Discretionary	77,220	—	—	—	77,220
Industrials	15,849	—	—	—	15,849
Utilities	—	—	0*	—	0*
Total Common Stocks	96,788	—	61	—	96,849
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,054,889,606	—	—	1,054,889,606
Senior Loans	—	81,899,990	—	—	81,899,990
Money Market Funds	—	—	—	113,897,394	113,897,394
Total Investments in Securities	96,788	1,136,789,596	61	113,897,394	1,250,783,839
Investments in Derivatives
Asset
Swap Contracts	—	941,332	—	—	941,332
Total	96,788	1,137,730,928	61	113,897,394	1,251,725,171

10	Columbia Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Columbia Income Opportunities Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 0.8%
Electronic Arts, Inc.(a)	41,400	3,918,510
Interactive Media & Services 11.0%
Alphabet, Inc., Class A(a)	24,615	29,512,400
Facebook, Inc., Class A(a)	120,200	23,246,680
Total		52,759,080
Media 0.7%
AMC Networks, Inc., Class A(a)	52,900	3,089,889
Total Communication Services		59,767,479
Consumer Discretionary 14.6%
Auto Components 0.6%
Gentex Corp.	66,600	1,533,798
Lear Corp.	9,200	1,315,600
Total		2,849,398
Diversified Consumer Services 0.1%
H&R Block, Inc.	26,500	721,065
Hotels, Restaurants & Leisure 2.7%
Starbucks Corp.	139,000	10,797,520
Wyndham Destinations, Inc.	53,200	2,317,392
Total		13,114,912
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	13,045	25,131,453
Booking Holdings, Inc.(a)	5,230	9,701,598
Total		34,833,051
Specialty Retail 2.3%
Advance Auto Parts, Inc.	38,900	6,469,848
Home Depot, Inc. (The)	6,100	1,242,570
Lowe’s Companies, Inc.	6,600	746,724
Urban Outfitters, Inc.(a)	78,500	2,333,805
Total		10,792,947
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	85,200	7,483,116
Total Consumer Discretionary		69,794,489
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.6%
Beverages 0.8%
PepsiCo, Inc.	28,900	3,700,645
Household Products 0.9%
Kimberly-Clark Corp.	34,900	4,480,462
Personal Products 1.5%
Herbalife Nutrition Ltd.(a)	132,900	7,023,765
Tobacco 2.4%
Altria Group, Inc.	214,200	11,637,486
Total Consumer Staples		26,842,358
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc.	39,900	3,832,395
Total Energy		3,832,395
Financials 4.3%
Capital Markets 2.6%
CME Group, Inc.	1,400	250,460
Intercontinental Exchange, Inc.	107,700	8,761,395
MSCI, Inc.	13,600	3,065,168
Total		12,077,023
Diversified Financial Services 1.3%
Voya Financial, Inc.	113,400	6,224,526
Insurance 0.4%
Progressive Corp. (The)	25,800	2,016,270
Total Financials		20,317,819
Health Care 12.2%
Biotechnology 4.4%
AbbVie, Inc.	17,200	1,365,508
Alexion Pharmaceuticals, Inc.(a)	26,600	3,621,058
Amgen, Inc.	8,800	1,578,016
BeiGene Ltd., ADR(a)	5,100	633,573
BioMarin Pharmaceutical, Inc.(a)	34,100	2,916,573
bluebird bio, Inc.(a)	5,400	765,882
Exact Sciences Corp.(a)	10,300	1,016,507
Gilead Sciences, Inc.	41,100	2,673,144
Columbia Disciplined Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Neurocrine Biosciences, Inc.(a)	10,800	780,192
Sage Therapeutics, Inc.(a)	6,100	1,026,203
Sarepta Therapeutics, Inc.(a)	7,700	900,438
Vertex Pharmaceuticals, Inc.(a)	21,600	3,649,968
Total		20,927,062
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	56,300	4,295,690
Health Care Providers & Services 2.4%
HCA Healthcare, Inc.	27,900	3,549,717
McKesson Corp.	63,400	7,560,450
UnitedHealth Group, Inc.	1,200	279,684
Total		11,389,851
Life Sciences Tools & Services 0.8%
Pra Health Sciences, Inc.(a)	38,900	3,766,298
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	184,600	8,570,978
Eli Lilly & Co.	60,300	7,057,512
Johnson & Johnson	4,300	607,160
Merck & Co., Inc.	19,700	1,550,587
Total		17,786,237
Total Health Care		58,165,138
Industrials 11.0%
Aerospace & Defense 3.1%
Boeing Co. (The)	38,750	14,635,487
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	8,000	849,760
Airlines 1.7%
Southwest Airlines Co.	152,500	8,270,075
Building Products 0.2%
Masco Corp.	26,500	1,035,090
Electrical Equipment 2.3%
Hubbell, Inc.	23,300	2,973,080
Rockwell Automation, Inc.	44,400	8,023,524
Total		10,996,604
Industrial Conglomerates 0.2%
Honeywell International, Inc.	4,400	763,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Allison Transmission Holdings, Inc.	169,000	7,919,340
Professional Services 1.4%
Robert Half International, Inc.	106,900	6,637,421
Road & Rail 0.2%
CSX Corp.	14,800	1,178,524
Total Industrials		52,286,273
Information Technology 33.7%
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies Corp., Class A(a)	4,700	992,358
IT Services 9.4%
MasterCard, Inc., Class A	64,900	16,500,176
PayPal Holdings, Inc.(a)	7,500	845,775
VeriSign, Inc.(a)	46,900	9,260,405
Visa, Inc., Class A	111,200	18,284,616
Total		44,890,972
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	31,300	9,965,920
Lam Research Corp.	41,300	8,566,859
Micron Technology, Inc.(a)	19,200	807,552
Total		19,340,331
Software 12.9%
Adobe, Inc.(a)	47,200	13,652,600
Fortinet, Inc.(a)	95,800	8,949,636
Intuit, Inc.	16,000	4,016,960
Microsoft Corp.	198,090	25,870,554
VMware, Inc., Class A	45,400	9,267,502
Total		61,757,252
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(b)	170,277	34,169,486
Total Information Technology		161,150,399
Materials 1.9%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	80,100	7,067,223
Metals & Mining 0.4%
Steel Dynamics, Inc.	67,600	2,141,568
Total Materials		9,208,791

2	Columbia Disciplined Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Simon Property Group, Inc.	49,100	8,528,670
Total Real Estate		8,528,670
Total Common Stocks (Cost $321,393,370)		469,893,811

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	7,922,933	7,922,141
Total Money Market Funds (Cost $7,922,141)		7,922,141
Total Investments in Securities (Cost: $329,315,511)		477,815,952
Other Assets & Liabilities, Net		(216,387)
Net Assets		477,599,565

At April 30, 2019, securities and/or cash totaling $541,809 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	54	06/2019	USD	7,960,950	399,994	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	6,704,464	52,363,560	(51,145,091)	7,922,933	(353)	353	112,795	7,922,141
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Disciplined Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	59,767,479	—	—	—	59,767,479
Consumer Discretionary	69,794,489	—	—	—	69,794,489
Consumer Staples	26,842,358	—	—	—	26,842,358
Energy	3,832,395	—	—	—	3,832,395
Financials	20,317,819	—	—	—	20,317,819
Health Care	58,165,138	—	—	—	58,165,138
Industrials	52,286,273	—	—	—	52,286,273
Information Technology	161,150,399	—	—	—	161,150,399
Materials	9,208,791	—	—	—	9,208,791
Real Estate	8,528,670	—	—	—	8,528,670
Total Common Stocks	469,893,811	—	—	—	469,893,811
Money Market Funds	—	—	—	7,922,141	7,922,141
Total Investments in Securities	469,893,811	—	—	7,922,141	477,815,952
4	Columbia Disciplined Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	399,994	—	—	—	399,994
Total	470,293,805	—	—	7,922,141	478,215,946
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Growth Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 7.1%
Diversified Telecommunication Services 5.1%
AT&T, Inc.	412,200	12,761,712
Verizon Communications, Inc.	447,100	25,569,649
Total		38,331,361
Media 2.0%
Comcast Corp., Class A	339,800	14,791,494
Total Communication Services		53,122,855
Consumer Discretionary 5.1%
Auto Components 1.5%
Gentex Corp.	487,300	11,222,519
Automobiles 0.5%
Harley-Davidson, Inc.	93,700	3,488,451
Diversified Consumer Services 1.5%
H&R Block, Inc.	400,500	10,897,605
Multiline Retail 1.1%
Kohl’s Corp.	119,300	8,482,230
Specialty Retail 0.5%
Advance Auto Parts, Inc.	8,600	1,430,352
AutoZone, Inc.(a)	2,650	2,725,021
Total		4,155,373
Total Consumer Discretionary		38,246,178
Consumer Staples 7.9%
Food & Staples Retailing 3.5%
Walgreens Boots Alliance, Inc.	256,900	13,762,133
Walmart, Inc.	123,100	12,659,604
Total		26,421,737
Food Products 0.5%
General Mills, Inc.	69,600	3,582,312
Household Products 2.9%
Kimberly-Clark Corp.	112,000	14,378,560
Procter & Gamble Co. (The)	70,200	7,474,896
Total		21,853,456
Personal Products 0.8%
Herbalife Nutrition Ltd.(a)	110,600	5,845,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.2%
Philip Morris International, Inc.	17,100	1,480,176
Total Consumer Staples		59,182,891
Energy 9.1%
Energy Equipment & Services 0.2%
Schlumberger Ltd.	37,600	1,604,768
Oil, Gas & Consumable Fuels 8.9%
Chevron Corp.	115,800	13,902,948
ConocoPhillips Co.	241,500	15,243,480
EOG Resources, Inc.	37,300	3,582,665
Exxon Mobil Corp.(b)	86,200	6,920,136
Marathon Petroleum Corp.	90,800	5,526,996
PBF Energy, Inc., Class A	324,500	10,896,710
Valero Energy Corp.	113,600	10,298,976
Total		66,371,911
Total Energy		67,976,679
Financials 22.7%
Banks 10.9%
Bank of America Corp.	779,500	23,837,110
Citigroup, Inc.	320,500	22,659,350
Fifth Third Bancorp	78,400	2,259,488
JPMorgan Chase & Co.	68,000	7,891,400
Popular, Inc.	230,700	13,313,697
Wells Fargo & Co.	42,100	2,038,061
Zions Bancorp	192,200	9,481,226
Total		81,480,332
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	67,000	3,327,220
CME Group, Inc.	23,800	4,257,820
Intercontinental Exchange, Inc.	168,600	13,715,610
Total		21,300,650
Consumer Finance 1.5%
Capital One Financial Corp.	60,000	5,569,800
Navient Corp.	455,100	6,148,401
Total		11,718,201
Columbia Disciplined Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	33,600	7,281,456
Insurance 6.5%
Allstate Corp. (The)	142,900	14,155,674
Marsh & McLennan Companies, Inc.	141,900	13,379,751
MetLife, Inc.	164,100	7,569,933
Prudential Financial, Inc.	127,400	13,467,454
Total		48,572,812
Total Financials		170,353,451
Health Care 14.1%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(a)	14,550	1,980,692
Gilead Sciences, Inc.	12,400	806,496
Total		2,787,188
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	51,100	4,065,516
Baxter International, Inc.	183,200	13,978,160
Total		18,043,676
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	108,400	5,280,164
Cigna Corp.	16,691	2,651,198
HCA Healthcare, Inc.	9,900	1,259,577
McKesson Corp.	95,700	11,412,225
Total		20,603,164
Pharmaceuticals 8.6%
Allergan PLC	44,500	6,541,500
Bristol-Myers Squibb Co.	293,600	13,631,848
Eli Lilly & Co.	121,800	14,255,472
Johnson & Johnson	39,300	5,549,160
Merck & Co., Inc.	273,800	21,550,798
Perrigo Co. PLC	23,200	1,111,744
Pfizer, Inc.	37,300	1,514,753
Total		64,155,275
Total Health Care		105,589,303
Industrials 7.8%
Airlines 1.7%
Southwest Airlines Co.	233,800	12,678,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.8%
Emerson Electric Co.	183,900	13,055,061
Industrial Conglomerates 2.2%
Honeywell International, Inc.	95,300	16,546,939
Machinery 1.7%
Snap-On, Inc.	75,600	12,721,968
Road & Rail 0.4%
CSX Corp.	41,100	3,272,793
Total Industrials		58,275,735
Information Technology 10.6%
Communications Equipment 3.7%
Cisco Systems, Inc.	492,500	27,555,375
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	45,900	14,614,560
Intel Corp.	13,000	663,520
QUALCOMM, Inc.	86,400	7,441,632
Total		22,719,712
Software 3.3%
Microsoft Corp.	65,600	8,567,360
Oracle Corp.	287,000	15,879,710
Total		24,447,070
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	239,200	4,772,040
Total Information Technology		79,494,197
Materials 3.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	144,700	12,766,881
Metals & Mining 0.4%
Nucor Corp.	34,400	1,963,208
Steel Dynamics, Inc.	26,300	833,184
Total		2,796,392
Paper & Forest Products 1.5%
Domtar Corp.	235,500	11,515,950
Total Materials		27,079,223

2	Columbia Disciplined Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Park Hotels & Resorts, Inc.	329,800	10,579,984
Simon Property Group, Inc.	65,100	11,307,870
Spirit Realty Capital, Inc.	307,500	12,441,450
Total		34,329,304
Total Real Estate		34,329,304
Utilities 6.2%
Electric Utilities 2.1%
American Electric Power Co., Inc.	12,100	1,035,155
Exelon Corp.	289,200	14,734,740
Total		15,769,895
Gas Utilities 0.5%
National Fuel Gas Co.	69,600	4,121,016
Independent Power and Renewable Electricity Producers 1.6%
NRG Energy, Inc.	288,000	11,856,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.0%
Public Service Enterprise Group, Inc.	252,200	15,043,730
Total Utilities		46,791,601
Total Common Stocks (Cost $615,268,930)		740,441,417

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	8,953,760	8,952,865
Total Money Market Funds (Cost $8,952,865)		8,952,865
Total Investments in Securities (Cost: $624,221,795)		749,394,282
Other Assets & Liabilities, Net		(297,906)
Net Assets		749,096,376

At April 30, 2019, securities and/or cash totaling $899,136 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	79	06/2019	USD	11,646,575	384,232	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	10,257,091	164,827,849	(166,131,180)	8,953,760	—	—	189,913	8,952,865
Currency Legend
USD	US Dollar
Columbia Disciplined Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	53,122,855	—	—	—	53,122,855
Consumer Discretionary	38,246,178	—	—	—	38,246,178
Consumer Staples	59,182,891	—	—	—	59,182,891
Energy	67,976,679	—	—	—	67,976,679
Financials	170,353,451	—	—	—	170,353,451
4	Columbia Disciplined Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	105,589,303	—	—	—	105,589,303
Industrials	58,275,735	—	—	—	58,275,735
Information Technology	79,494,197	—	—	—	79,494,197
Materials	27,079,223	—	—	—	27,079,223
Real Estate	34,329,304	—	—	—	34,329,304
Utilities	46,791,601	—	—	—	46,791,601
Total Common Stocks	740,441,417	—	—	—	740,441,417
Money Market Funds	—	—	—	8,952,865	8,952,865
Total Investments in Securities	740,441,417	—	—	8,952,865	749,394,282
Investments in Derivatives
Asset
Futures Contracts	384,232	—	—	—	384,232
Total	740,825,649	—	—	8,952,865	749,778,514
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Value Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Inflation Protected Securities Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L3 Technologies, Inc.
12/15/2026	3.850%	350,000	355,871
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	277,139
Banking 1.6%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	250,000	256,076
Capital One Financial Corp.
01/29/2024	3.900%	75,000	77,054
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	250,000	253,950
Goldman Sachs Group, Inc. (The)
Subordinated
10/01/2037	6.750%	200,000	246,333
JPMorgan Chase & Co.(a)
Junior Subordinated
12/31/2049	5.300%	750,000	762,744
Synchrony Financial
03/19/2029	5.150%	240,000	247,849
Total			1,844,006
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	264,956
Comcast Corp.
10/15/2048	4.700%	155,000	168,574
Total			433,530
Chemicals 0.3%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	303,271
Diversified Manufacturing 0.3%
General Electric Co.
10/09/2022	2.700%	300,000	296,355
Electric 1.1%
Duke Energy Corp.
09/01/2026	2.650%	430,000	411,197
Emera U.S. Finance LP
06/15/2046	4.750%	250,000	255,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
11/15/2031	7.375%	500,000	659,947
Total			1,326,787
Food and Beverage 0.8%
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	200,000	195,121
Bacardi Ltd.(b)
05/15/2025	4.450%	200,000	205,687
Conagra Brands, Inc.
11/01/2028	4.850%	250,000	265,628
Molson Coors Brewing Co.
07/15/2046	4.200%	250,000	224,094
Total			890,530
Health Care 0.2%
CVS Health Corp.
03/25/2048	5.050%	240,000	237,116
Independent Energy 1.3%
Apache Corp.
10/15/2028	4.375%	250,000	252,870
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	627,986
Murphy Oil Corp.
06/01/2022	4.000%	150,000	149,674
Murphy Oil Corp.(a)
12/01/2022	4.450%	500,000	499,705
Total			1,530,235
Integrated Energy 0.2%
BP Capital Markets America, Inc.
04/14/2027	3.588%	250,000	254,214
Metals and Mining 1.8%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	495,017
Glencore Finance Canada Ltd.(a),(b)
10/25/2042	5.300%	500,000	490,242
Teck Resources Ltd.
02/01/2043	5.400%	650,000	646,660
Vale Overseas Ltd.
01/11/2022	4.375%	32,000	32,647
Vale SA
09/11/2042	5.625%	500,000	510,842
Total			2,175,408
Columbia Inflation Protected Securities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Midstream 1.6%
APT Pipelines Ltd.(b)
07/15/2027	4.250%		85,000	86,518
Energy Transfer Partners LP
03/15/2045	5.150%		300,000	291,636
Kinder Morgan Energy Partners LP
11/01/2042	4.700%		350,000	341,837
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%		300,000	290,423
TransCanada Trust(a)
Subordinated
03/15/2077	5.300%		250,000	238,773
Western Gas Partners LP
08/15/2028	4.750%		130,000	135,345
Williams Companies, Inc. (The)
01/15/2025	3.900%		500,000	510,820
Total				1,895,352
Railroads 0.3%
Burlington Northern Santa Fe LLC
12/15/2048	4.150%		350,000	365,475
Wirelines 0.7%
AT&T, Inc.
08/15/2026	7.300%		500,000	597,166
Verizon Communications, Inc.
08/21/2046	4.862%		250,000	272,039
Total				869,205
Total Corporate Bonds & Notes (Cost $12,437,189)				13,054,494

Foreign Government Obligations(c) 0.2%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%		250,000	227,125
Total Foreign Government Obligations (Cost $230,575)				227,125

Inflation-Indexed Bonds(d) 86.9%

Brazil 0.8%
Brazil Notas do Tesouro Nacional
08/15/2040	6.000%	BRL	2,965,510	927,700
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.9%
Mexican Udibonos
11/15/2040	4.000%	MXN	19,177,289	1,017,425
New Zealand 1.8%
New Zealand Government Inflation-Linked Bond(b)
09/20/2025	2.000%	NZD	2,965,771	2,139,616
United States 83.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		4,243,916	4,213,243
04/15/2022	0.125%		415,756	411,758
01/15/2023	0.125%		10,786,833	10,679,970
04/15/2023	0.625%		8,828,114	8,897,956
01/15/2024	0.625%		11,916,740	12,046,415
01/15/2025	0.250%		12,006,225	11,881,222
07/15/2025	0.375%		5,116,416	5,110,890
01/15/2027	2.375%		5,452,507	6,216,813
01/15/2028	0.500%		7,813,871	7,788,204
01/15/2028	1.750%		6,998,222	7,713,927
01/15/2029	2.500%		6,740,329	7,969,958
02/15/2042	0.750%		3,747,545	3,624,125
02/15/2043	0.625%		1,484,258	1,385,359
02/15/2047	0.875%		10,497,779	10,299,727
Total				98,239,567
Total Inflation-Indexed Bonds (Cost $102,680,334)				102,324,308

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%		129,193	128,695
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $129,867)				128,695

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	541,194	541,140
Total Money Market Funds (Cost $541,140)		541,140
Total Investments in Securities (Cost: $116,019,105)		116,275,762
Other Assets & Liabilities, Net		1,518,728
Net Assets		117,794,490

At April 30, 2019, securities and/or cash totaling $490,807 were pledged as collateral.
2	Columbia Inflation Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,603,930 MXN	931,179 USD	HSBC	05/24/2019	5,990	—
2,926,000 NZD	1,966,708 USD	HSBC	05/24/2019	11,595	—
3,274,587 BRL	830,165 USD	Standard Chartered	05/24/2019	—	(3,505)
Total				17,585	(3,505)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	57	06/2019	USD	12,141,445	36,519	—
U.S. Treasury Ultra 10-Year Note	48	06/2019	USD	6,325,500	69,467	—
Total					105,986	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(118)	06/2019	USD	(13,645,594)	—	(99,816)
U.S. Ultra Treasury Bond	(2)	06/2019	USD	(328,563)	6,371	—
U.S. Ultra Treasury Bond	(22)	06/2019	USD	(3,614,188)	—	(68,101)
Total					6,371	(167,917)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives at termination, Pays at termination	Goldman Sachs International	01/14/2021	USD	10,000,000	250,046	—	—	—	250,046	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives at termination, Pays at termination	JPMorgan	01/13/2021	USD	20,000,000	456,221	—	—	—	456,221	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives at termination, Pays at termination	JPMorgan	01/09/2025	USD	10,000,000	2,826	—	—	—	2,826	—
Total							709,093	—	—	—	709,093	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	474,701	—	—	474,701	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	290,200	—	—	290,200	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	188,687	—	—	188,687	—
Total							953,588	—	—	953,588	—
Columbia Inflation Protected Securities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $2,922,063, which represents 2.48% of total net assets.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	2,955,009	16,560,727	(18,974,542)	541,194	(205)	205	22,938	541,140
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	13,054,494	—	—	13,054,494
Foreign Government Obligations	—	227,125	—	—	227,125
Inflation-Indexed Bonds	—	102,324,308	—	—	102,324,308
Residential Mortgage-Backed Securities - Non-Agency	—	128,695	—	—	128,695
Money Market Funds	—	—	—	541,140	541,140
Total Investments in Securities	—	115,734,622	—	541,140	116,275,762
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	17,585	—	—	17,585
Futures Contracts	112,357	—	—	—	112,357
Swap Contracts	—	1,662,681	—	—	1,662,681
Liability
Forward Foreign Currency Exchange Contracts	—	(3,505)	—	—	(3,505)
Futures Contracts	(167,917)	—	—	—	(167,917)
Total	(55,560)	117,411,383	—	541,140	117,896,963
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Inflation Protected Securities Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.6%
	Shares	Value ($)
United States 2.6%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,377,841	14,963,837
Total Alternative Strategies Funds (Cost $17,948,693)		14,963,837

Common Stocks 65.3%
Issuer	Shares	Value ($)
Argentina 0.1%
Banco Macro SA, ADR	7,196	292,014
MercadoLibre, Inc.(b)	372	180,100
Total		472,114
Australia 0.3%
Ansell Ltd.	86,858	1,653,626
Brazil 1.0%
Arco Platform Ltd., Class A(b)	5,132	164,891
B3 SA - Brasil Bolsa Balcao	35,600	313,683
BK Brasil Operacao e Assessoria a Restaurantes SA	135,600	781,210
Fleury SA	33,700	178,422
Itaú Unibanco Holding SA, ADR	104,434	903,354
Localiza Rent a Car SA	62,393	580,633
Lojas Renner SA	17,000	200,821
Magazine Luiza SA	2,371	114,859
Notre Dame Intermedica Participacoes SA	48,500	434,028
Pagseguro Digital Ltd., Class A(b)	37,707	982,645
Petroleo Brasileiro SA, ADR	43,958	669,480
Stone Co., Ltd., Class A(b)	6,604	190,129
Total		5,514,155
Canada 2.2%
Alimentation Couche-Tard, Inc., Class B	20,670	1,218,723
Barrick Gold Corp.	143,198	1,821,479
Canada Goose Holdings, Inc.(b)	16,486	880,188
Cott Corp.	161,078	2,498,320
First Quantum Minerals Ltd.	19,421	205,126
Masonite International Corp.(b)	900	46,341
Novanta, Inc.(b)	1,600	139,232
Parex Resources(b)	27,624	470,538
Stars Group, Inc. (The)(b)	72,100	1,360,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Suncor Energy, Inc.	79,622	2,627,526
Yamana Gold, Inc.	627,944	1,375,197
Total		12,643,189
China 3.0%
58.Com, Inc., ADR(b)	4,827	346,530
Alibaba Group Holding Ltd., ADR(b)	18,691	3,468,489
BeiGene Ltd., ADR(b)	4,584	569,470
China International Travel Service Corp., Ltd., Class A	18,700	215,393
China Merchants Bank Co., Ltd., Class H	60,500	299,415
China Resources Cement Holdings Ltd.	352,000	352,936
CNOOC Ltd.	321,000	583,043
Industrial & Commercial Bank of China Ltd., Class H	670,000	503,947
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	21,100	368,707
Kingdee International Software Group Co., Ltd.	157,000	192,713
Kweichow Moutai Co., Ltd., Class A	2,800	404,907
Midea Group Co., Ltd., Class A	55,600	432,868
NetEase, Inc., ADR	2,095	596,090
New Oriental Education & Technology Group, Inc., ADR(b)	3,611	344,706
Nexteer Automotive Group Ltd.	204,000	319,881
Ping An Insurance Group Co. of China Ltd., Class H	86,500	1,047,054
Shenzhou International Group Holdings Ltd.	30,000	403,225
TAL Education Group, ADR(b)	17,138	659,299
Tencent Holdings Ltd.	94,700	4,667,542
Tencent Music Entertainment Group, ADR(b)	19,211	330,429
WuXi AppTec Co., Ltd., Class H(b)	12,500	153,764
Wuxi Biologics Cayman, Inc.(b)	54,500	549,087
Total		16,809,495
Finland 0.5%
Neste OYJ	19,376	639,794
UPM-Kymmene OYJ	66,486	1,872,471
Total		2,512,265
France 1.9%
AtoS	6,780	697,937
AXA SA	76,039	2,025,101
Capgemini SE	17,934	2,174,408
DBV Technologies SA, ADR(b)	8,548	83,343
Columbia Global Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eiffage SA	16,113	1,682,536
Sanofi	30,854	2,681,608
Total SA	24,384	1,355,012
Total		10,699,945
Germany 0.8%
Aroundtown SA	155,064	1,256,745
Bayer AG, Registered Shares	15,902	1,058,370
Covestro AG	25,951	1,418,950
Duerr AG	19,640	883,993
Total		4,618,058
Hong Kong 0.7%
AIA Group Ltd.	106,200	1,087,428
Link REIT (The)	84,000	981,452
Techtronic Industries Co., Ltd.	56,000	405,244
WH Group Ltd.	1,459,500	1,726,901
Total		4,201,025
Hungary 0.0%
Richter Gedeon Nyrt	11,829	234,069
India 0.9%
Apollo Hospitals Enterprise Ltd.	10,577	184,949
Bajaj Finance Ltd.	3,829	170,483
Balkrishna Industries Ltd.	15,040	197,715
Biocon Ltd.	27,866	238,105
Eicher Motors Ltd.	1,247	365,302
HDFC Bank Ltd., ADR	9,986	1,144,895
HDFC Life Insurance Co., Ltd.	63,640	370,294
Indraprastha Gas Ltd.	51,714	232,568
IndusInd Bank Ltd.	16,034	370,534
Jubilant Foodworks Ltd.	24,368	465,701
Reliance Industries Ltd.	53,174	1,065,260
Total		4,805,806
Indonesia 0.6%
PT Ace Hardware Indonesia Tbk	3,154,700	365,500
PT Astra International Tbk	730,900	391,265
PT Bank Central Asia Tbk	597,700	1,207,398
PT Bank Rakyat Indonesia Persero Tbk(b)	3,647,900	1,121,566
PT Pakuwon Jati Tbk	6,725,200	337,354
Total		3,423,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.8%
Allergan PLC	11,857	1,742,979
Amarin Corp. PLC, ADR(b)	9,192	171,890
Horizon Pharma PLC(b)	3,550	90,632
Ingersoll-Rand PLC	18,950	2,323,459
Total		4,328,960
Israel 0.5%
Bank Hapoalim BM	257,263	1,891,245
Bezeq The Telecommunication Corp., Ltd.	955,893	653,566
Total		2,544,811
Italy 0.4%
Esprinet SpA	105,501	430,130
Recordati SpA	43,264	1,746,412
Total		2,176,542
Japan 5.5%
Amano Corp.	68,000	1,777,024
BayCurrent Consulting, Inc.	40,800	1,478,480
CYBERDYNE, Inc.(b)	15,200	95,787
Elecom Co., Ltd.	30,200	1,013,330
Hoya Corp.	21,700	1,532,620
Invincible Investment Corp.	3,389	1,714,874
ITOCHU Corp.	104,100	1,878,324
Kinden Corp.	54,200	870,836
Koito Manufacturing Co., Ltd.	11,400	682,641
Matsumotokiyoshi Holdings Co., Ltd.	51,200	1,695,268
Meitec Corp.	14,400	670,164
Nihon M&A Center, Inc.	86,500	2,468,351
Nippon Telegraph & Telephone Corp.	41,900	1,743,393
ORIX Corp.	124,200	1,759,396
Round One Corp.	61,500	828,725
Shionogi & Co., Ltd.	15,300	893,719
Ship Healthcare Holdings, Inc.	15,500	637,690
Sony Corp.	42,600	2,145,681
Subaru Corp.	24,300	595,470
Sumitomo Mitsui Financial Group, Inc.	45,200	1,642,850
Takeda Pharmaceutical Co., Ltd.	72,251	2,666,187
Takuma Co., Ltd.	112,400	1,355,270

2	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Motor Corp.	14,400	891,511
Total		31,037,591
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	62,100	393,477
Mexichem SAB de CV	166,100	385,773
Total		779,250
Netherlands 2.0%
ABN AMRO Group NV	72,881	1,714,158
ASR Nederland NV	45,833	2,035,690
ING Groep NV	97,163	1,237,555
Koninklijke Ahold Delhaize NV	87,554	2,107,385
NXP Semiconductors NV	18,377	1,940,979
Signify NV	66,091	1,981,434
uniQure NV(b)	1,100	61,809
Total		11,079,010
Norway 0.2%
BW LPG Ltd.(b)	261,228	1,196,009
Pakistan 0.1%
Lucky Cement Ltd.	122,900	337,823
Oil & Gas Development Co., Ltd.	324,800	323,157
Total		660,980
Panama 0.0%
Copa Holdings SA, Class A	2,799	233,045
Peru 0.1%
Credicorp Ltd.	1,892	448,215
Philippines 0.2%
Ayala Land, Inc.	917,200	862,914
Poland 0.0%
KRUK SA(b)	4,103	186,283
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	1
Puerto Rico 0.2%
EVERTEC, Inc.	4,650	145,592
Popular, Inc.	17,416	1,005,077
Total		1,150,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.5%
Detsky Mir PJSC	171,772	234,958
Mail.ru Group Ltd., GDR(b),(e)	17,720	409,332
Sberbank of Russia PJSC, ADR	82,229	1,175,464
TCS Group Holding PLC, GDR(e)	20,300	403,970
Yandex NV, Class A(b)	18,322	685,792
Total		2,909,516
South Africa 0.5%
AVI Ltd.	48,182	309,672
Capitec Bank Holdings Ltd.	2,158	201,648
Naspers Ltd., Class N	7,509	1,918,640
Sasol Ltd.	11,655	386,591
Total		2,816,551
South Korea 1.3%
Cafe24 Corp.(b)	1,454	119,618
GS Home Shopping, Inc.	2,931	429,982
Hyundai Home Shopping Network Corp.	7,379	632,134
KB Financial Group, Inc.	8,643	341,272
LG Chem Ltd.	664	205,975
Pearl Abyss Corp.(b)	819	122,362
Samsung Electronics Co., Ltd.	89,110	3,503,558
SK Hynix, Inc.	8,727	590,563
SK Telecom Co., Ltd.	804	170,533
Youngone Corp.	42,110	1,332,177
Total		7,448,174
Spain 0.9%
ACS Actividades de Construccion y Servicios SA	55,601	2,552,481
Endesa SA	52,578	1,309,758
Tecnicas Reunidas SA	40,379	1,204,690
Total		5,066,929
Sweden 0.4%
Granges AB	88,292	958,629
Hemfosa Fastigheter AB	151,853	1,256,642
Total		2,215,271

Columbia Global Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.8%
Autoneum Holding AG	4,004	530,094
Nestlé SA, Registered Shares	15,620	1,503,058
Roche Holding AG, Genusschein Shares	9,778	2,577,527
Total		4,610,679
Taiwan 0.4%
ASMedia Technology, Inc.	16,000	277,540
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	1,809,597
Total		2,087,137
Thailand 0.2%
Fabrinet (b)	2,650	160,378
Mega Lifesciences PCL, Foreign Registered Shares	145,800	164,569
Muangthai Capital PCL, Foreign Registered Shares	503,000	812,739
Tisco Financial Group PCL, Foreign Registered Shares	91,700	240,739
Total		1,378,425
United Kingdom 3.7%
BP PLC	244,912	1,785,252
British American Tobacco PLC	52,528	2,048,046
BT Group PLC	489,791	1,462,914
Cardtronics PLC, Class A(b)	3,925	140,358
Crest Nicholson Holdings PLC	161,405	810,318
DCC PLC	26,695	2,383,809
Greene King PLC	139,653	1,167,309
GW Pharmaceuticals PLC, ADR(b)	1,585	268,356
John Wood Group PLC	164,967	1,012,126
Just Group PLC	1,006,804	895,379
Legal & General Group PLC	534,020	1,937,280
LivaNova PLC(b)	590	40,645
Noble Corp. PLC(b)	10,200	26,826
Royal Dutch Shell PLC, Class B	148,022	4,756,996
Signet Jewelers Ltd.	900	20,862
TP ICAP PLC	464,995	1,705,066
WPP PLC	46,007	573,774
Total		21,035,316
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 34.3%
Abercrombie & Fitch Co., Class A	1,900	56,791
ACADIA Pharmaceuticals, Inc.(b)	10,403	250,192
Accuray, Inc.(b)	3,400	14,076
Adobe, Inc.(b)	10,808	3,126,214
Adtalem Global Education, Inc.(b)	475	23,427
ADTRAN, Inc.	7,990	136,949
Advanced Drainage Systems, Inc.	4,375	122,719
Aerie Pharmaceuticals, Inc.(b)	4,296	163,892
Agilent Technologies, Inc.	26,795	2,103,407
Alder Biopharmaceuticals, Inc.(b)	5,817	79,053
Alexion Pharmaceuticals, Inc.(b)	17,066	2,323,195
Allstate Corp. (The)	30,633	3,034,505
Alphabet, Inc., Class C(b)	6,576	7,815,444
Amazon.com, Inc.(b)	3,862	7,440,220
Amedisys, Inc.(b)	190	24,286
Ameren Corp.	27,955	2,034,285
American Assets Trust, Inc.	2,650	122,403
American Electric Power Co., Inc.	26,751	2,288,548
American Equity Investment Life Holding Co.	3,900	114,699
American Tower Corp.	12,762	2,492,419
Americold Realty Trust	3,875	124,039
Amkor Technology, Inc.(b)	14,310	129,649
ANI Pharmaceuticals, Inc.(b)	1,905	135,217
Apple, Inc.	18,743	3,761,158
Applied Industrial Technologies, Inc.	2,150	128,871
Arbor Realty Trust, Inc.	2,625	35,858
ArcBest Corp.	3,540	108,182
Arena Pharmaceuticals, Inc.(b)	660	30,195
Array BioPharma, Inc.(b)	4,130	93,379
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Atara Biotherapeutics, Inc.(b)	2,050	68,880
Atkore International Group, Inc.(b)	5,450	134,942
AVX Corp.	3,250	53,008
Balchem Corp.	560	56,846
Bancorp, Inc. (The)(b)	12,400	126,604
Bank of America Corp.	189,277	5,788,091
Banner Corp.	875	46,393
Baxter International, Inc.	42,685	3,256,865

4	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bed Bath & Beyond, Inc.	6,950	116,134
Benchmark Electronics, Inc.	550	14,867
Berkshire Hathaway, Inc., Class B(b)	19,550	4,236,680
BioMarin Pharmaceutical, Inc.(b)	12,653	1,082,211
BJ’s Restaurants, Inc.	460	22,959
Bloomin’ Brands, Inc.	2,850	56,972
bluebird bio, Inc.(b)	470	66,660
Blueprint Medicines Corp.(b)	430	32,512
Boyd Gaming Corp.	1,425	41,012
Braemar Hotels & Resorts, Inc.	3,700	51,430
Brinker International, Inc.	2,900	124,033
Bristol-Myers Squibb Co.	30,441	1,413,376
Broadcom, Inc.	13,933	4,436,267
Cactus, Inc., Class A(b)	3,050	110,715
Cadence BanCorp	2,850	64,838
California Resources Corp.(b)	3,925	82,739
Cass Information Systems, Inc.	323	15,934
Cathay General Bancorp	3,950	145,320
Chase Corp.	330	30,911
Chemical Financial Corp.	2,000	87,860
Chesapeake Utilities Corp.	1,320	122,285
Cimarex Energy Co.	14,919	1,024,339
Cirrus Logic, Inc.(b)	3,575	170,098
Cisco Systems, Inc.	79,648	4,456,306
Citigroup, Inc.	48,526	3,430,788
Clovis Oncology, Inc.(b)	1,400	25,578
Cohen & Steers, Inc.	300	15,045
CommVault Systems, Inc.(b)	2,275	119,665
Continental Building Product(b)	4,145	106,319
CoreCivic, Inc.	6,600	137,346
CorEnergy Infrastructure Trust, Inc.	3,343	126,332
Corvel Corp.(b)	240	17,232
Cray, Inc.(b)	900	23,634
Crocs, Inc.(b)	550	15,318
CSW Industrials, Inc.(b)	275	16,486
Customers Bancorp, Inc.(b)	5,290	119,818
CVR Energy, Inc.	2,675	122,007
Dana, Inc.	1,925	37,538
Dave & Buster’s Entertainment, Inc.	2,625	149,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Deckers Outdoor Corp.(b)	1,020	161,374
Delek U.S. Holdings, Inc.	375	13,898
Delta Air Lines, Inc.	57,108	3,328,825
Deluxe Corp.	1,385	61,937
Denbury Resources, Inc.(b)	17,200	38,356
Dine Brands Global, Inc.	1,420	125,897
Diodes, Inc.(b)	3,515	128,016
Discovery, Inc., Class A(b)	75,084	2,320,096
DISH Network Corp., Class A(b)	26,889	944,342
Dow, Inc.(b)	40,567	2,301,366
Dynavax Technologies Corp.(b)	3,855	25,636
EastGroup Properties, Inc.	990	113,187
Edgewell Personal Care Co.(b)	2,275	93,798
El Paso Electric Co.	950	58,055
Electronic Arts, Inc.(b)	23,539	2,227,966
EMCOR Group, Inc.	770	64,788
Employers Holdings, Inc.	3,000	128,760
Endo International PLC(b)	12,800	96,000
Ennis, Inc.	2,750	55,495
Enova International, Inc.(b)	5,350	146,750
EnPro Industries, Inc.	1,850	137,492
Ensign Group, Inc. (The)	2,925	150,696
Enterprise Financial Services Corp.	2,800	119,112
Entravision Communications Corp., Class A	13,400	38,458
EOG Resources, Inc.	24,555	2,358,508
Equity LifeStyle Properties, Inc.	19,308	2,253,244
Essent Group Ltd.(b)	3,825	181,496
Etsy, Inc.(b)	310	20,937
Everi Holdings, Inc.(b)	9,600	98,784
Exact Sciences Corp.(b)	7,373	727,641
Federal Agricultural Mortgage Corp.	1,660	126,957
Federal Signal Corp.	5,450	156,796
Federated Investors, Inc., Class B	4,700	144,431
FibroGen, Inc.(b)	800	37,384
First BanCorp	12,800	144,640
Fossil Group, Inc.(b)	6,750	88,222
Generac Holdings, Inc.(b)	1,900	104,481
General Motors Co.	67,164	2,616,038
Genesco, Inc.(b)	2,100	94,101

Columbia Global Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Genworth Financial, Inc., Class A(b)	13,200	50,028
GEO Group, Inc. (The)	6,150	123,123
Gibraltar Industries, Inc.(b)	550	21,819
Global Brass & Copper Holdings, Inc.	3,260	141,451
Glu Mobile, Inc.(b)	12,700	138,938
Gorman-Rupp Co.	975	32,468
Gossamer Bio, Inc.(b)	1,935	32,818
Great Lakes Dredge & Dock Corp.(b)	12,550	128,386
Greenhill & Co., Inc.	4,900	101,479
Hancock Whitney Corp.	3,425	149,809
Heidrick & Struggles International, Inc.	3,275	117,179
Helmerich & Payne, Inc.	15,666	916,774
Hibbett Sports, Inc.(b)	2,200	45,540
Hillenbrand, Inc.	3,200	137,664
HNI Corp.	3,050	111,965
Home Depot, Inc. (The)	25,178	5,128,759
Hope Bancorp, Inc.	6,500	91,390
Host Hotels & Resorts, Inc.	107,743	2,072,975
HubSpot, Inc.(b)	1,065	196,482
Iberiabank Corp.	2,030	161,385
IDACORP, Inc.	1,610	159,422
Immersion Corp.(b)	13,600	128,520
Immunomedics, Inc.(b)	6,250	100,125
Industrial Logistics Properties Trust	1,750	34,738
Ingevity Corp.(b)	1,480	170,215
Ingles Markets, Inc., Class A	1,100	30,195
Insight Enterprises, Inc.(b)	2,275	128,719
Insmed, Inc.(b)	8,404	255,818
Integer Holdings Corp.(b)	1,750	120,907
Intercept Pharmaceuticals, Inc.(b)	380	32,748
International Bancshares Corp.	3,135	130,008
International Business Machines Corp.	22,622	3,173,188
Investors Real Estate Trust	1,923	115,918
j2 Global, Inc.	1,930	169,107
John B. Sanfilippo & Son, Inc.	1,230	88,695
Johnson & Johnson	38,822	5,481,666
JPMorgan Chase & Co.	41,335	4,796,927
Kadant, Inc.	250	24,523
Kaman Corp.	2,105	130,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Kforce, Inc.	3,600	129,672
Korn/Ferry International	2,375	111,672
L3 Technologies, Inc.	15,531	3,394,766
Ladder Capital Corp., Class A	7,868	136,903
Liberty Global PLC, Class C(b)	70,207	1,835,913
Louisiana-Pacific Corp.	6,400	160,320
MACOM Technology Solutions Holdings, Inc.(b)	2,950	40,976
Malibu Boats, Inc., Class A(b)	2,900	120,698
Mammoth Energy Services, Inc.	2,825	44,042
Marcus Corp. (The)	375	14,108
MarineMax, Inc.(b)	4,950	85,585
MasterCard, Inc., Class A	15,421	3,920,635
Materion Corp.	2,385	138,402
Matrix Service Co.(b)	5,900	115,699
MAXIMUS, Inc.	1,695	124,837
Medicines Co. (The)(b)	1,680	53,676
Medifast, Inc.	1,060	155,491
Medpace Holdings, Inc.(b)	2,275	127,787
Meet Group, Inc. (The)(b)	17,500	97,300
Merchants Bancorp	1,350	32,643
Meridian Bioscience, Inc.	4,000	46,040
Metropolitan Bank Holding Corp.(b)	350	13,969
MGIC Investment Corp.(b)	11,785	172,532
Microsoft Corp.	71,469	9,333,851
Milacron Holdings Corp.(b)	8,250	120,532
Mirati Therapeutics, Inc.(b)	1,270	75,552
Modine Manufacturing Co.(b)	2,000	29,580
Mondelez International, Inc., Class A	63,289	3,218,246
Movado Group, Inc.	2,915	103,920
MSG Networks, Inc., Class A(b)	5,400	124,362
National CineMedia, Inc.	15,300	106,794
National Presto Industries, Inc.	1,130	120,345
Nelnet, Inc., Class A	2,270	131,773
Netscout Systems, Inc.(b)	1,300	38,220
Nexstar Media Group, Inc., Class A	1,040	121,732
NMI Holdings, Inc., Class A(b)	4,300	120,744
Norfolk Southern Corp.	13,021	2,656,544
Northrop Grumman Corp.	10,498	3,043,475
NorthWestern Corp.	950	66,358

6	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NV5 Global, Inc.(b)	375	23,753
NVIDIA Corp.(f)	12,617	2,283,677
Odonate Therapeutics, Inc.(b)	2,200	43,252
Office Depot, Inc.	40,500	97,200
OFG Bancorp	6,550	132,179
Otter Tail Corp.	250	12,825
Palo Alto Networks, Inc.(b)	8,440	2,100,125
Patterson Companies, Inc.	5,550	121,212
Paylocity Holding Corp.(b)	1,580	152,549
PC Connection, Inc.	3,025	112,409
Penn National Gaming, Inc.(b)	4,050	87,763
PennyMac Mortgage Investment Trust	750	15,750
PepsiCo, Inc.	32,012	4,099,137
Pfizer, Inc.	102,399	4,158,423
Phibro Animal Health Corp., Class A	200	6,942
Philip Morris International, Inc.	43,460	3,761,898
Photronics, Inc.(b)	2,800	26,152
Piedmont Office Realty Trust, Inc.	2,500	52,050
Planet Fitness, Inc., Class A(b)	2,685	203,254
Portland General Electric Co.	3,255	170,269
Precision BioSciences, Inc.(b)	3,662	47,606
Preferred Bank	2,235	109,940
Prestige Consumer Healthcare, Inc.(b)	1,625	47,808
Profire Energy, Inc.(b)	10,100	15,958
Progress Software Corp.	3,250	148,232
Providence Service Corp. (The)(b)	470	31,175
Prudential Financial, Inc.	28,606	3,023,940
PS Business Parks, Inc.	936	143,788
Puma Biotechnology, Inc.(b)	5,602	179,936
Quad/Graphics, Inc.	5,100	62,271
Quaker Chemical Corp.	205	45,883
Qualys, Inc.(b)	790	71,305
Quanex Building Products Corp.	3,700	61,864
Quidel Corp.(b)	2,040	130,438
Quotient Ltd.(b)	78,438	657,310
Radian Group, Inc.	7,400	173,308
RadNet, Inc.(b)	500	6,055
RE/MAX Holdings, Inc., Class A	425	18,415
Renewable Energy Group, Inc.(b)	1,200	28,944
Common Stocks (continued)
Issuer	Shares	Value ($)
Rent-A-Center, Inc.(b)	4,500	112,185
REX American Resources Corp.(b)	437	36,931
Rexnord Corp.(b)	5,200	148,720
RMR Group, Inc. (The), Class A	1,875	108,450
Rubius Therapeutics, Inc.(b)	1,500	26,235
Ryman Hospitality Properties, Inc.	360	28,656
S&T Bancorp, Inc.	1,000	40,080
Sage Therapeutics, Inc.(b)	1,686	283,636
Saia, Inc.(b)	1,470	94,653
Sarepta Therapeutics, Inc.(b)	535	62,563
Scansource, Inc.(b)	1,100	41,415
Schnitzer Steel Industries, Inc., Class A	4,775	113,263
SeaWorld Entertainment, Inc.(b)	5,100	135,762
Selective Insurance Group, Inc.	340	24,245
Shenandoah Telecommunications Co.	2,775	114,691
Shoe Carnival, Inc.	2,700	96,282
SJW Corp.	425	26,376
Southwest Gas Holdings, Inc.	1,470	122,289
Southwestern Energy Co.(b)	11,700	46,215
SP Plus Corp.(b)	2,300	79,396
SpartanNash Co.	7,200	116,424
SPS Commerce, Inc.(b)	1,080	112,039
Stamps.com, Inc.(b)	720	61,776
Steel Dynamics, Inc.	25,070	794,218
Stepan Co.	940	86,988
Sturm Ruger & Co., Inc.	2,175	121,778
Superior Industries International, Inc.	10,200	50,490
Supernus Pharmaceuticals, Inc.(b)	1,430	52,524
SurModics, Inc.(b)	2,225	96,654
Synaptics, Inc.(b)	3,550	133,728
Syneos Health, Inc.(b)	3,125	146,656
Tailored Brands, Inc.	6,850	55,828
Tapestry, Inc.	34,768	1,121,963
TCR2 Therapeutics, Inc.(b)	3,650	60,700
Tech Data Corp.(b)	1,130	120,469
Teekay Tankers Ltd., Class A(b)	392,051	427,336
TEGNA, Inc.	1,300	20,696
Tenable Holdings, Inc.(b)	3,550	127,445
Tenet Healthcare Corp.(b)	550	12,045

Columbia Global Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(b)	2,925	63,239
TiVo Corp.	12,600	118,062
T-Mobile U.S.A., Inc.(b)	26,892	1,962,847
Tower International, Inc.	850	19,839
Triple-S Management Corp., Class B(b)	4,075	92,584
TTEC Holdings, Inc.	2,325	84,770
Turning Point Therapeutics, Inc.(b)	1,193	41,516
Turtle Beach Corp.(b)	4,550	46,592
Ultragenyx Pharmaceutical, Inc.(b)	550	36,300
Union Pacific Corp.	16,257	2,878,139
Universal Display Corp.	1,141	182,104
Universal Insurance Holdings, Inc.	3,838	114,334
USA Truck, Inc.(b)	750	10,680
Usana Health Sciences, Inc.(b)	1,425	118,930
Valero Energy Corp.	34,330	3,112,358
Varex Imaging Corp.(b)	2,800	91,952
Vector Group Ltd.	2,300	21,919
Vera Bradley, Inc.(b)	1,400	17,192
Verso Corp., Class A(b)	2,275	50,778
Vertex Pharmaceuticals, Inc.(b)	6,661	1,125,576
W&T Offshore, Inc.(b)	1,800	11,484
Wabash National Corp.	7,450	112,346
Waddell & Reed Financial, Inc., Class A	6,400	119,872
Walt Disney Co. (The)	27,544	3,772,702
Washington Prime Group, Inc.	21,000	93,450
Watts Water Technologies, Inc., Class A	240	20,542
Weis Markets, Inc.	675	28,384
Western Asset Mortgage Capital Corp.	8,800	92,576
World Fuel Services Corp.	950	29,308
Xcel Energy, Inc.	43,695	2,468,767
Xenia Hotels & Resorts, Inc.	6,700	145,055
YRC Worldwide, Inc.(b)	4,500	30,645
Zagg, Inc.(b)	10,200	84,048
Total		193,374,945
Virgin Islands 0.2%
Capri Holdings Ltd.(b)	20,431	900,598
Total Common Stocks (Cost $317,883,262)		368,114,652

Exchange-Traded Funds 1.3%
	Shares	Value ($)
United States 1.3%
Invesco DB Gold Fund	71,000	2,794,205
iShares MSCI Canada ETF	156,328	4,463,164
Total		7,257,369
Total Exchange-Traded Funds (Cost $6,555,439)		7,257,369

Fixed-Income Funds 2.1%

United States 2.1%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,163,643	11,741,156
Total Fixed-Income Funds (Cost $11,597,389)		11,741,156

Foreign Government Obligations(g),(h) 5.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.2%
Republic of Austria Government Bond(e)
10/20/2026	0.750%	EUR	826,000	976,474
Belgium 0.2%
Kingdom of Belgium Government Bond(e)
06/22/2027	0.800%	EUR	734,000	862,354
03/28/2041	4.250%	EUR	247,000	438,300
Total				1,300,654
France 0.3%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	1,150,000	1,869,242
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2044	4.750%	EUR	897,000	1,234,952
Japan 2.1%
Japan Government 20-Year Bond
12/20/2027	2.100%	JPY	374,800,000	4,008,363
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	566,700,000	5,460,567
06/20/2048	0.700%	JPY	161,650,000	1,513,373
09/20/2048	0.900%	JPY	78,600,000	772,930
Total				11,755,233

8	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Poland 0.7%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,721,000	1,216,737
07/25/2027	2.500%	PLN	4,962,000	1,265,653
04/25/2028	2.750%	PLN	4,582,000	1,183,207
Total				3,665,597
South Africa 0.7%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	47,000,000	3,641,483
Spain 0.8%
Spain Government Bond(e)
10/31/2024	2.750%	EUR	1,416,000	1,810,753
04/30/2028	1.400%	EUR	944,000	1,111,717
04/30/2029	1.450%	EUR	865,000	1,011,449
07/30/2040	4.900%	EUR	367,000	634,276
Total				4,568,195
Sweden 0.2%
Sweden Government Bond
03/30/2039	3.500%	SEK	8,555,000	1,352,186
United Kingdom 0.2%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	612,297	1,047,424
Total Foreign Government Obligations (Cost $30,571,184)				31,411,440

Inflation-Indexed Bonds(g) 1.7%

Italy 0.5%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	2,391,143	3,051,874
Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	277,114,570	2,575,940
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2052	0.250%	GBP	194,278	477,736
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,788,729	1,771,740
01/15/2028	0.500%		1,693,945	1,688,380
Total				3,460,120
Total Inflation-Indexed Bonds (Cost $9,266,854)				9,565,670
Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(b)	30,600	264,944
Lojas Americanas SA	41,700	167,710
Total		432,654
Total Preferred Stocks (Cost $451,080)		432,654

Residential Mortgage-Backed Securities - Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.1%
Federal National Mortgage Association(i)
05/16/2034 - 05/13/2049	3.000%	6,250,000	6,193,188
05/13/2049	3.500%	2,000,000	2,018,086
05/13/2049	4.000%	2,000,000	2,052,422
05/13/2049	4.500%	2,000,000	2,081,055
05/13/2049	5.000%	1,000,000	1,053,965
Government National Mortgage Association(i)
05/21/2049	3.500%	3,000,000	3,049,453
05/21/2049	4.000%	1,000,000	1,030,605
Total			17,478,774
Total Residential Mortgage-Backed Securities - Agency (Cost $17,481,152)			17,478,774

U.S. Treasury Obligations 0.3%

United States 0.3%
U.S. Treasury
11/15/2028	3.125%	1,599,000	1,683,293
Total U.S. Treasury Obligations (Cost $1,667,721)			1,683,293

Options Purchased Calls 0.0%
Value ($)
(Cost $63,806)	61,060

Money Market Funds 19.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(j)	108,033,697	108,022,894
Total Money Market Funds (Cost $108,023,701)		108,022,894
Total Investments in Securities (Cost $521,510,281)		570,732,799
Other Assets & Liabilities, Net		(7,587,992)
Net Assets		$563,144,807

Columbia Global Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
At April 30, 2019, securities and/or cash totaling $9,241,169 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,770,428 USD	2,002,000,000 KRW	Citi	05/24/2019	—	(51,315)
14,250,000 PLN	3,773,212 USD	HSBC	05/24/2019	41,733	—
9,949,000 SEK	1,078,591 USD	HSBC	05/24/2019	29,067	—
11,851,052 USD	9,074,000 GBP	HSBC	05/24/2019	—	(3,785)
27,192,032 USD	3,040,183,365 JPY	HSBC	05/24/2019	152,408	—
904,009 USD	17,092,000 MXN	HSBC	05/24/2019	—	(5,725)
262,320 USD	2,225,803 NOK	HSBC	05/24/2019	—	(4,088)
5,576,820 USD	8,297,000 NZD	HSBC	05/24/2019	—	(32,880)
53,873,000 ZAR	3,838,751 USD	HSBC	05/24/2019	82,834	—
7,685,977 USD	10,715,000 AUD	Morgan Stanley	05/24/2019	—	(128,114)
3,776,995 USD	5,037,000 CAD	Morgan Stanley	05/24/2019	—	(14,932)
3,916,724 USD	3,947,000 CHF	Morgan Stanley	05/24/2019	—	(34,516)
532,704 USD	3,511,000 DKK	Morgan Stanley	05/24/2019	—	(4,091)
48,848,442 USD	43,123,572 EUR	Morgan Stanley	05/24/2019	—	(385,843)
6,530 USD	5,000 GBP	Morgan Stanley	05/24/2019	—	(2)
3,366,000 CAD	2,499,013 USD	Morgan Stanley	06/13/2019	—	(16,322)
609,000 GBP	787,972 USD	Morgan Stanley	06/13/2019	—	(8,005)
6,361,000 ILS	1,759,002 USD	Morgan Stanley	06/13/2019	—	(14,002)
338,716,000 JPY	3,030,794 USD	Morgan Stanley	06/13/2019	—	(20,759)
3,858,869,000 KRW	3,340,231 USD	Morgan Stanley	06/13/2019	21,546	—
5,466,265 USD	7,785,000 AUD	Morgan Stanley	06/13/2019	27,517	—
1,517,223 USD	1,541,000 CHF	Morgan Stanley	06/13/2019	1,483	—
849,005 USD	5,657,000 DKK	Morgan Stanley	06/13/2019	4,292	—
364,098 USD	325,000 EUR	Morgan Stanley	06/13/2019	1,784	—
909,747 USD	8,545,000 SEK	Morgan Stanley	06/13/2019	—	(6,859)
1,579,904 USD	2,150,000 SGD	Morgan Stanley	06/13/2019	1,988	—
Total				364,652	(731,238)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	13	06/2019	CAD	1,796,340	8,083	—
Euro-BTP	94	06/2019	EUR	12,263,240	359,548	—
Euro-Bund	41	06/2019	EUR	6,777,710	106,179	—
Euro-OAT	103	06/2019	EUR	16,686,000	433,792	—
Japanese 10-Year Government Bond	24	06/2019	JPY	3,665,520,000	12,274	—
Long Gilt	122	06/2019	GBP	15,533,040	3,499	—
Russell 2000 E-mini	3	06/2019	USD	239,130	6,158	—
S&P/TSX 60 Index	29	06/2019	CAD	5,761,720	188,607	—
U.S. Treasury 10-Year Note	246	06/2019	USD	30,423,281	266,585	—
U.S. Treasury 5-Year Note	469	06/2019	USD	54,235,453	411,963	—
U.S. Treasury Ultra 10-Year Note	14	06/2019	USD	1,844,938	27,056	—
Total					1,823,744	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(235)	06/2019	EUR	(8,112,200)	—	(602,035)
MSCI EAFE Index	(268)	06/2019	USD	(25,687,800)	—	(1,005,003)
MSCI Emerging Markets Index	(272)	06/2019	USD	(14,690,720)	—	(471,571)
Russell 2000 E-mini	(25)	06/2019	USD	(1,992,750)	—	(79,672)
10	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	(241)	06/2019	USD	(35,529,425)	—	(2,367,218)
U.S. Ultra Treasury Bond	(25)	06/2019	USD	(4,107,031)	—	(77,791)
Total					—	(4,603,290)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Deutsche Bank	USD	744,080	568	15.00	05/22/2019	63,806	61,060

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
NVIDIA Corp.	Deutsche Bank	USD	(452,500)	(25)	205.00	5/17/2019	(10,075)	(2,937)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	13,400,000	(347,412)	—	—	—	(347,412)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 31	Morgan Stanley	06/20/2024	1.000	Quarterly	1.913	USD	13,129,000	(125,359)	—	—	—	(125,359)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	10,753,000	259,542	—	—	259,542	—
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.578	USD	15,000,000	63,766	—	—	63,766	—
Markit iTraxx Europe Crossover Index, Series 31	Morgan Stanley	06/20/2024	5.000	Quarterly	2.486	EUR	11,252,000	171,033	—	—	171,033	—
Markit iTraxx Europe Main Index, Series 31	Morgan Stanley	06/20/2024	1.000	Quarterly	0.580	EUR	3,000,000	18,161	—	—	18,161	—
Total								387,143	—	—	512,502	(125,359)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Global Opportunities Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,717,081	508,827	(2,848,067)	3,377,841	—	(263,789)	(3,375,087)	2,223,572	14,963,837
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	1,128,306	—	(1,128,306)	—	—	(483,086)	415,388	—	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,120,947	42,696	—	1,163,643	35,839	—	197,709	387,809	11,741,156
Columbia Short-Term Cash Fund, 2.519%
	106,083,632	238,257,209	(236,307,144)	108,033,697	—	(4,989)	4,989	2,006,412	108,022,894
Total					35,839	(751,864)	(2,757,001)	4,617,793	134,727,887

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $43,746, which represents 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $15,339,853, which represents 2.72% of total net assets.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
12	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Global Opportunities Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	14,963,837	—	—	—	14,963,837
Common Stocks
Argentina	472,114	—	—	—	472,114
Australia	—	1,653,626	—	—	1,653,626
Brazil	5,514,155	—	—	—	5,514,155
Canada	12,643,189	—	—	—	12,643,189
China	6,315,013	10,494,482	—	—	16,809,495
Finland	—	2,512,265	—	—	2,512,265
France	83,343	10,616,602	—	—	10,699,945
Germany	—	4,618,058	—	—	4,618,058
Hong Kong	—	4,201,025	—	—	4,201,025
Hungary	—	234,069	—	—	234,069
India	1,144,895	3,660,911	—	—	4,805,806
Indonesia	—	3,423,083	—	—	3,423,083
Ireland	4,328,960	—	—	—	4,328,960
Israel	—	2,544,811	—	—	2,544,811
Italy	—	2,176,542	—	—	2,176,542
Japan	—	31,037,591	—	—	31,037,591
Malta	—	—	1	—	1
Mexico	779,250	—	—	—	779,250
Netherlands	2,002,788	9,076,222	—	—	11,079,010
Norway	—	1,196,009	—	—	1,196,009
Pakistan	—	660,980	—	—	660,980
Panama	233,045	—	—	—	233,045
Peru	448,215	—	—	—	448,215
Philippines	—	862,914	—	—	862,914
Poland	—	186,283	—	—	186,283
Portugal	—	—	1	—	1
Puerto Rico	1,150,669	—	—	—	1,150,669
Russian Federation	685,792	2,223,724	—	—	2,909,516
South Africa	—	2,816,551	—	—	2,816,551
South Korea	—	7,448,174	—	—	7,448,174
Spain	—	5,066,929	—	—	5,066,929
Sweden	—	2,215,271	—	—	2,215,271
Switzerland	—	4,610,679	—	—	4,610,679
Taiwan	—	2,087,137	—	—	2,087,137
Thailand	160,378	1,218,047	—	—	1,378,425
United Kingdom	497,047	20,538,269	—	—	21,035,316
United States	193,331,201	—	43,744	—	193,374,945
Virgin Islands	900,598	—	—	—	900,598
Total Common Stocks	230,690,652	137,380,254	43,746	—	368,114,652
Exchange-Traded Funds	7,257,369	—	—	—	7,257,369
Fixed-Income Funds	11,741,156	—	—	—	11,741,156
Foreign Government Obligations	—	31,411,440	—	—	31,411,440
Inflation-Indexed Bonds	—	9,565,670	—	—	9,565,670
Preferred Stocks
Brazil	432,654	—	—	—	432,654
Total Preferred Stocks	432,654	—	—	—	432,654
Residential Mortgage-Backed Securities - Agency	—	17,478,774	—	—	17,478,774
14	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
U.S. Treasury Obligations	1,683,293	—	—	—	1,683,293
Options Purchased Calls	61,060	—	—	—	61,060
Money Market Funds	—	—	—	108,022,894	108,022,894
Total Investments in Securities	266,830,021	195,836,138	43,746	108,022,894	570,732,799
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	364,652	—	—	364,652
Futures Contracts	1,823,744	—	—	—	1,823,744
Swap Contracts	—	512,502	—	—	512,502
Liability
Forward Foreign Currency Exchange Contracts	—	(731,238)	—	—	(731,238)
Futures Contracts	(4,603,290)	—	—	—	(4,603,290)
Options Contracts Written	(2,937)	—	—	—	(2,937)
Swap Contracts	—	(472,771)	—	—	(472,771)
Total	264,047,538	195,509,283	43,746	108,022,894	567,623,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Global Opportunities Fund | Quarterly Report 2019	15

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.4%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	83,998
Entertainment 0.3%
MGM Holdings II, Inc.(a)	53,207	3,764,395
Media 0.2%
Cumulus Media, Inc., Class A(a)	28,485	516,148
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,380,087
Tribune Publishing Co.(a)	4,413	47,484
Total		1,943,719
Total Communication Services		5,792,112
Consumer Discretionary 0.1%
Auto Components 0.1%
Aptiv PLC	11,178	957,955
Dayco/Mark IV(a)	2,545	93,847
Delphi Technologies PLC	3,726	82,456
Total		1,134,258
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	132,753
Specialty Retail 0.0%
David’s Bridal, Inc.(a)	27,409	212,420
Total Consumer Discretionary		1,479,431
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(a)	68,952	2,424,835
Total Energy		2,424,835
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c),(d)	6,880	0
Total Financials		0
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(a)	80,614	1,538,115
Total Information Technology		1,538,115
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	21,977	1,939,031
Metals & Mining 0.0%
Aleris International, Inc.(a)	16,833	374,534
Total Materials		2,313,565
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Vistra Energy Corp	105,843	2,884,222
Vistra Energy Corp.(a)	105,843	81,393
Total		2,965,615
Total Utilities		2,965,615
Total Common Stocks (Cost $11,445,990)		16,513,673

Corporate Bonds & Notes 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,290,502
Paper 0.1%
Rayonier AM Products, Inc.(e)
06/01/2024	5.500%	1,060,000	1,012,528
Technology 0.5%
CommScope Finance LLC(e)
03/01/2024	5.500%	1,178,000	1,228,478
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,479,659
Dun & Bradstreet Corp. (The)(e)
08/15/2026	6.875%	1,645,000	1,711,035
Veritas US, Inc./Bermuda Ltd.(e)
02/01/2023	7.500%	1,000,000	974,004
Total			6,393,176
Total Corporate Bonds & Notes (Cost $8,351,780)			8,696,206
Columbia Floating Rate Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Exchange-Traded Funds 0.3%
	Shares	Value ($)
SPDR Blackstone/GSO Senior Loan ETF	75,000	3,513,750
Total Exchange-Traded Funds (Cost $3,462,750)		3,513,750

Senior Loans 95.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/09/2020	6.101%	2,038,020	1,576,062
TransDigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.983%	1,682,815	1,674,468
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.983%	4,843,839	4,825,384
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/28/2021	4.990%	2,000,000	1,971,880
Total			10,047,794
Airlines 0.6%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.481%	1,979,382	1,974,196
3-month USD LIBOR + 1.750% 06/27/2025	4.229%	1,765,279	1,739,541
United AirLines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	4.233%	3,400,152	3,378,901
Total			7,092,638
Automotive 1.1%
Allison Transmission, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 03/29/2026	4.479%	1,386,402	1,395,496
Dayco Products LLC/Mark IV Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.879%	3,158,803	3,101,565
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DexKo Global Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/24/2024	5.983%	1,481,289	1,477,586
Horizon Global Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 06/30/2021	8.601%	1,180,347	1,160,671
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.990%	4,752,000	4,749,624
Panther BF Aggregator 2 LP(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 03/18/2026		1,750,000	1,755,478
Total			13,640,420
Brokerage/Asset Managers/Exchanges 0.4%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/04/2024	5.233%	2,553,939	2,554,731
Greenhill & Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	5.732%	2,000,000	1,997,500
Total			4,552,231
Building Materials 3.0%
American Bath Group LLC(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/30/2023	6.851%	5,132,368	5,125,953
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/05/2024	7.733%	1,936,205	1,912,003
Covia Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/01/2025	6.598%	2,158,688	1,914,670
HD Supply, Inc.(f),(g)
Tranche B5 Term Loan
3M Libor + 0% 10/17/2023	4.233%	3,843,291	3,848,095

2	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ply Gem Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.354%	4,372,099	4,304,682
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.233%	6,380,795	6,347,742
SRS Distribution, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.733%	3,473,750	3,377,492
US Silica Co.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	6.500%	5,444,963	5,205,874
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	5.860%	3,326,234	3,315,856
Total			35,352,367
Cable and Satellite 2.6%
Charter Communications Operating LLC/Safari LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.490%	3,621,638	3,628,048
Cogeco Communications (U.S.A.) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2025	4.733%	4,466,250	4,456,692
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	4.723%	2,455,134	2,442,514
3-month USD LIBOR + 2.250% 01/15/2026	4.723%	1,995,000	1,984,526
3-month USD LIBOR + 3.000% 04/15/2027	5.473%	1,000,000	1,002,240
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	4.430%	3,466,202	3,461,870
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/17/2020	4.934%	1,890,000	1,888,431
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/17/2023	5.110%	5,691,978	5,670,634
Virgin Media Bristol LLC(f),(g)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.973%	6,200,000	6,214,756
Total			30,749,711
Chemicals 6.7%
Alpha 3 BV/Atotech(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	5.601%	3,242,526	3,226,994
Aruba Investments, Inc./ANGUS Chemical Co.(d),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	5.729%	2,436,709	2,430,617
Ascend Performance Materials Operations LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/12/2022	7.791%	1,750,500	1,748,312
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.351%	2,117,051	2,103,819
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.240%	3,891,459	3,872,002
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.581%	583,008	547,882
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.581%	3,526,719	3,314,234
DuBois Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/15/2024	5.733%	1,422,558	1,419,002

Columbia Floating Rate Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc./MacDermid, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 01/30/2026	4.733%	2,992,500	2,994,385
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.581%	808,500	759,788
HII Holding Corp./Houghton International(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/20/2019	5.733%	1,838,927	1,836,628
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.250% 12/21/2020	10.983%	2,150,000	2,144,625
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	4.483%	3,095,701	3,078,303
Invictus U.S. Newco LLC/SK Intermediate II SARL(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	9.233%	1,575,000	1,567,125
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.983%	3,902,384	3,892,628
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/06/2025	5.983%	2,089,500	2,058,805
Messer Industries LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/01/2026	5.101%	5,000,000	4,984,400
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	4.850%	2,440,419	2,435,343
Momentive Performance Materials GmbH(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/18/2024		1,167,000	1,168,459
OCI Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.601%	3,737,250	3,730,261
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Omnova Solutions, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/25/2023	5.733%	1,398,661	1,396,912
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.083%	4,146,521	4,142,623
Ravago Holdings America, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.240%	1,902,667	1,878,884
Schenectady International Group, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	7.348%	3,291,750	3,304,094
Solenis Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	6.629%	3,533,187	3,541,137
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	11.129%	1,000,000	987,500
Starfruit Finco BV/US Holdco LLC/AzkoNobel(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.729%	4,000,000	3,982,520
Trinseo Materials Operating SCA(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	4.483%	2,930,498	2,923,172
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.483%	2,358,285	2,362,719
Univar U.S.A., Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.733%	3,371,507	3,372,923
Vantage Specialty Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	6.050%	994,962	980,665
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	10.851%	2,400,000	2,323,992
Total			80,510,753

4	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.7%
Altra Industrial Motion Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	4.483%	3,146,922	3,137,103
Clarke Equipment Co./Doosan Bobcat, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.601%	1,819,867	1,811,422
Columbus McKinnon Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	5.101%	2,441,840	2,441,840
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	5.490%	1,155,574	1,156,302
DXP Enterprises, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	7.233%	2,979,625	2,964,727
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	7.101%	2,357,703	2,219,778
United Rentals, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.233%	2,487,500	2,488,396
Vertiv Group Corp.(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	6.629%	4,512,931	4,309,849
Total			20,529,417
Consumer Cyclical Services 2.8%
Cast & Crew Payroll LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 02/09/2026	6.490%	2,000,000	2,013,000
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/15/2024	5.487%	4,521,256	4,521,256
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DTZ U.S. Borrower LLC/Cushman & Wakefield(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.733%	3,432,750	3,432,750
ServiceMaster Co., LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.983%	1,181,147	1,179,671
Staples, Inc.(f),(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026		2,250,000	2,220,750
Trans Union LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	4.483%	3,122,770	3,122,770
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.987%	5,637,956	5,632,092
USS Ultimate Holdings, Inc./United Site Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	6.233%	2,964,950	2,966,432
Web.com Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.234%	2,000,000	1,988,360
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	10.234%	2,927,237	2,876,011
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	6.629%	3,950,000	3,817,201
Total			33,770,293
Consumer Products 0.8%
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	5.973%	3,386,988	2,447,099
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.473%	1,898,667	800,611

Columbia Floating Rate Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SIWF Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.737%	2,034,625	2,001,562
Steinway Musical Instruments, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	6.227%	2,970,000	2,918,025
Weight Watchers International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	7.350%	1,406,250	1,350,000
Total			9,517,297
Diversified Manufacturing 3.5%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/18/2024	5.483%	2,665,000	2,663,108
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.879%	2,383,631	2,381,652
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.879%	1,795,880	1,794,390
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.250% 02/01/2022	6.233%	2,405,989	2,382,939
Bright Bidco BV/Lumileds LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	6.063%	3,571,222	2,683,523
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 08/01/2025	5.983%	3,840,375	3,861,382
2nd Lien Term Loan
3-month USD LIBOR + 6.750% Floor 0.750% 08/03/2026	9.233%	1,000,000	1,013,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crosby US Acquisition Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/23/2020	5.487%	829,062	819,736
2nd Lien Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 11/22/2021	8.487%	2,000,000	1,953,340
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/20/2024	5.483%	3,663,608	3,672,768
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/25/2023	5.483%	2,517,607	2,329,239
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.233%	2,027,919	2,030,717
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	5.233%	3,568,497	3,572,209
Generac Power Systems, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 05/31/2023	4.236%	1,702,305	1,702,305
Harsco Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	4.750%	1,965,187	1,970,100
Hyster-Yale Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/30/2023	5.733%	1,414,375	1,401,405
Tyco International Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 1.250% 03/02/2020	4.158%	546,000	542,249
Welbilt, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	4.983%	2,800,376	2,793,375

6	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 06/14/2021	4.734%	1,955,036	1,952,182
Total			41,520,369
Electric 4.5%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.379%	1,770,684	1,770,684
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	6.490%	4,088,074	4,101,687
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.983%	2,550,884	2,548,614
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/31/2023	5.110%	2,820,250	2,822,986
3-month USD LIBOR + 2.500% Floor 0.750% 01/15/2024	5.110%	1,195,629	1,196,597
Carroll County Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	6.101%	1,525,000	1,533,891
CPV Shore Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	6.240%	1,076,382	1,071,894
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2023	6.233%	5,351,045	5,350,403
Edgewater Generation LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	6.233%	2,992,500	3,003,722
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	5.860%	2,078,910	2,071,114
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	5.630%	1,980,699	1,908,067
Frontera Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	6.724%	4,691,428	4,688,519
Helix Gen Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	6.233%	3,407,329	3,320,544
LMBE-MC Holdco II LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	6.610%	2,935,734	2,928,395
MRP Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 10/18/2022	9.601%	3,045,625	2,954,256
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	6.733%	4,771,307	4,807,092
Oregon Clean Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/01/2026	6.233%	1,100,000	1,103,663
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	5.990%	721,038	690,091
Vistra Operations Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.483%	1,870,516	1,870,310
3-month USD LIBOR + 2.250% Floor 0.750% 12/14/2023	4.733%	879,750	881,289
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	6.101%	2,897,101	2,844,605
Total			53,468,423

Columbia Floating Rate Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.7%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	4.681%	4,943,040	4,950,850
EnergySolutions LLC/Envirocare of Utah LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	6.351%	4,714,375	4,431,513
GFL Environmental, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	5.483%	4,104,323	4,066,481
NRC US Holding Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 06/11/2024	7.851%	3,211,446	3,197,412
WCA Waste Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/11/2023	4.983%	3,315,510	3,290,644
Total			19,936,900
Finance Companies 1.1%
Avolon Borrower 1 LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.487%	5,184,427	5,181,368
Ellie Mae, Inc.(f),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.474%	3,000,000	3,013,140
FinCo I LLC/Fortress Investment Group(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	4.483%	5,168,250	5,186,546
Total			13,381,054
Food and Beverage 2.6%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	4.233%	1,808,476	1,804,858
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 08/18/2021	10.150%	2,000,000	1,390,000
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	5.250%	2,701,406	2,667,639
H-Food Holdings LLC/Hearthside Food Solutions LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	6.171%	2,704,563	2,645,955
Hostess Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2022	4.792%	2,140,035	2,135,219
JBS U.S.A. Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/30/2022	4.981%	4,464,009	4,463,563
3-month USD LIBOR + 2.500% 05/01/2026		2,925,000	2,928,656
Post Holdings, Inc.(f),(g),(h)
Tranche A Term Loan
3-month USD LIBOR + 2.000% 05/24/2024		4,000,000	4,000,000
United Natural Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.733%	4,585,944	3,991,698
US Foods, Inc./US Foodservice, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 06/27/2023	4.483%	4,481,706	4,468,485
Total			30,496,073
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	6.125%	2,287,500	2,291,801
Gaming 5.1%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	10.733%	1,725,000	1,641,631

8	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/01/2023	5.733%	1,455,096	1,377,496
Aristocrat Leisure Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.342%	4,282,637	4,271,930
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	4.668%	2,221,498	2,221,809
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.233%	3,950,000	3,960,704
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	6.483%	1,952,919	1,953,739
CCM Merger, Inc./MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	4.733%	2,826,231	2,824,818
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	4.733%	3,359,865	3,356,706
Eldorado Resorts, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.750%	2,468,116	2,463,995
Gateway Casinos & Entertainment Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.601%	2,925,387	2,936,358
Golden Nugget, Inc./Landry’s, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 10/04/2023	5.228%	4,221,462	4,223,362
Greektown Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 04/25/2024	5.233%	1,750,125	1,748,672
Las Vegas Sands LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.233%	2,769,764	2,765,581
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/13/2023	6.483%	4,171,009	3,987,026
Penn National Gaming, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 10/15/2025	4.733%	2,294,250	2,294,617
Scientific Games International, Inc.(d),(f),(g),(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 10/18/2020	5.355%	1,900,000	1,786,000
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	5.233%	5,186,845	5,170,973
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	4.233%	2,240,875	2,247,172
Stars Group Holdings BV(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	6.101%	5,519,505	5,542,301
Twin River Management Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/10/2020	5.983%	2,132,745	2,132,745
Wynn Resorts Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 10/30/2024	4.740%	1,496,250	1,482,888
Total			60,390,523
Health Care 6.9%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.983%	1,487,573	1,482,932
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	6.101%	2,775,562	2,385,984
athenahealth, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	7.197%	2,500,000	2,511,450

Columbia Floating Rate Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avantor, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	6.233%	2,230,176	2,239,743
Carestream Health, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 02/28/2021	8.233%	1,541,605	1,505,639
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/01/2024	5.233%	7,632,800	7,628,679
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 06/24/2021	5.233%	5,655,958	5,660,200
Diplomat Pharmacy, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/20/2024	6.990%	1,605,000	1,518,731
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.233%	5,935,125	5,729,414
Gentiva Health Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.250%	3,039,027	3,044,740
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/07/2022	6.233%	1,954,430	1,948,333
HCA, Inc.(f),(g)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	4.483%	1,633,500	1,636,130
IQVIA, Inc./Quintiles IMS(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	4.233%	3,970,000	3,951,817
MPH Acquisition Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	5.351%	4,404,780	4,358,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
National Mentor Holdings, Inc./Civitas Solutions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	6.740%	1,883,041	1,894,339
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	6.740%	116,959	117,661
Ortho-Clinical Diagnostics, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.733%	6,096,554	5,977,184
Owens & Minor, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	6.986%	3,731,250	2,938,359
PAREXEL International Corp.(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024		4,225,000	4,137,880
Phoenix Guarantor, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 03/05/2026	6.977%	2,108,333	2,122,396
Phoenix Guarantor, Inc.(f),(g),(h),(i)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 4.500% 03/05/2026	4.500%	191,667	192,945
Quorum Health Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 04/29/2022	9.272%	18,137	17,984
RegionalCare Hospital Partners Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	6.987%	3,990,000	4,006,399
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	4.990%	3,076,464	3,076,463
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/15/2022	5.483%	4,294,635	4,257,057
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/02/2024	5.740%	1,989,899	1,963,374

10	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Syneos Health, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024	4.483%	1,907,558	1,901,206
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	5.233%	3,931,784	3,681,133
Total			81,886,922
Independent Energy 0.0%
Ascent Resources – Marcellus LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.500% Floor 1.000% 03/30/2023	8.984%	62,500	62,344
Leisure 2.9%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	5.983%	2,553,200	2,560,221
AMC Entertainment Holdings, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 12/15/2022	6.750%	3,133,001	3,140,833
ClubCorp Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	5.351%	3,210,853	3,105,922
Crown Finance US, Inc./Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	4.733%	4,242,496	4,220,859
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.983%	5,258,105	5,174,869
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	5.379%	4,097,645	4,088,876
Metro-Goldwyn-Mayer, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	4.990%	2,835,750	2,828,661
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metro-Goldwyn-Mayer, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	6.990%	2,225,000	2,161,031
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	4.990%	2,263,625	2,254,186
Six Flags Theme Parks, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/17/2026		1,650,000	1,652,558
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	5.360%	4,129,255	4,017,765
Total			35,205,781
Lodging 0.6%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.227%	5,042,478	5,056,143
RHP Hotel Properties LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	4.610%	2,474,500	2,472,966
Total			7,529,109
Media and Entertainment 5.1%
Cengage Learning, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	6.727%	2,879,766	2,771,775
Cumulus Media New Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% Floor 2.000% 05/13/2022	6.990%	2,200,161	2,179,260
Emerald Expositions Holding, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.233%	2,864,983	2,836,333
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	5.233%	1,227,500	1,170,213

Columbia Floating Rate Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	4.727%	735,642	735,031
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	4.977%	1,995,000	1,997,993
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 03/28/2025	5.990%	3,120,445	3,107,433
iHeartCommunications, Inc.(f),(j)
Tranche D Term Loan
01/30/2020		7,958,970	5,884,703
Ion Media Networks, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/18/2020	5.240%	2,229,834	2,226,110
Learfield Communications LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	5.740%	4,257,112	4,266,435
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.733%	2,724,450	2,709,139
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/04/2022	6.483%	1,374,147	1,308,875
Meredith Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.233%	2,284,514	2,291,048
Mission Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.736%	511,671	508,688
NEP Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	5.733%	997,500	999,056
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 10/19/2026	9.483%	1,000,000	990,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.729%	2,719,603	2,703,747
Nielsen Finance LLC/VNU, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	4.472%	3,876,023	3,858,115
R.R. Donnelley & Sons Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	7.483%	2,992,500	2,994,984
Radio One, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	6.490%	4,538,883	4,340,307
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	4.740%	3,797,096	3,793,527
Tribune Media Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/27/2020	5.483%	166,798	166,798
Tranche C Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 01/26/2024	5.483%	3,450,269	3,449,199
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/15/2024	5.233%	3,185,340	3,061,908
Total			60,350,677
Metals and Mining 0.2%
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 03/28/2022	8.379%	2,426,756	2,273,871
Midstream 0.9%
Equitrans Midstream Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	6.983%	1,197,000	1,204,852

12	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP III Stetson I/II LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	6.730%	3,078,724	3,086,421
Prairie ECI Acquiror LP(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	7.366%	1,500,000	1,514,370
Southcross Energy Partners LP(f),(g),(k)
Debtor in Possession Letter of Credit Term Loan
3-month USD LIBOR + 10.000% 10/01/2019		1,029,642	1,029,642
Delayed Draw Debtor In Possession Term Loan
3-month USD LIBOR + 10.000% 10/01/2019		1,357,255	1,350,469
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/04/2021	10.750%	3,798,147	3,000,536
Total			11,186,290
Oil Field Services 1.5%
Apergy Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	5.029%	2,577,108	2,570,666
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.733%	135,937	130,727
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.733%	2,183,515	1,888,740
MRC Global, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	5.483%	6,739,688	6,752,358
Seadrill Operating LP/Partners Finco LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 02/21/2021	8.601%	2,023,625	1,612,404
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	6.590%	4,552,125	4,527,726
Total			17,482,621
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.8%
IRI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	7.129%	4,239,375	4,209,360
Lifescan Global Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.658%	4,986,188	4,892,697
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	12.160%	1,000,000	912,500
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/18/2023		4,855,512	4,867,602
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/30/2026		1,000,000	1,002,490
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	4.487%	5,197,727	5,186,916
Total			21,071,565
Other Industry 2.4%
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.483%	3,489,750	3,496,311
Hamilton Holdco LLC/Reece International Pty Ltd.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 07/02/2025	4.610%	3,970,000	3,965,037
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	7.351%	5,870,055	5,142,402
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.483%	4,215,625	4,160,316
Interior Logic Group Holdings IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.601%	3,184,000	3,140,220

Columbia Floating Rate Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.233%	4,233,987	4,205,535
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.233%	238,804	237,199
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/21/2024	4.483%	2,037,491	2,038,062
Titan Acquisition Ltd./Husky IMS International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.483%	2,192,800	2,103,531
Total			28,488,613
Other REIT 0.1%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/30/2023	4.483%	1,024,736	1,023,383
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/09/2020	6.601%	2,786,501	2,485,559
Packaging 4.4%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	5.226%	1,613,019	1,356,275
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	10.224%	1,000,000	553,330
Berry Global, Inc.(f),(g)
Tranche T Term Loan
3-month USD LIBOR + 2.000% 01/06/2021	4.481%	3,634,200	3,628,204
BWAY Holding Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.854%	5,575,688	5,501,642
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Charter NEX US, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/16/2024	5.233%	2,517,812	2,467,455
Consolidated Container Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	5.233%	2,866,522	2,847,058
Flex Acquisition Co., Inc./Novolex(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	5.626%	1,121,652	1,103,425
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	5.876%	3,126,375	3,072,977
Packaging Coordinators Midco, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.610%	3,976,679	3,966,738
Plastipak Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	4.990%	2,659,500	2,651,202
Pregis Holding I Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 05/20/2021	6.101%	3,888,627	3,849,741
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	5.500%	889,525	872,846
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	6.111%	3,030,471	2,971,134
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	11.194%	1,300,000	1,261,000
Ranpak Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/01/2021	5.733%	1,627,893	1,624,849

14	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.233%	4,614,830	4,620,737
Spectrum Holdings III Corp.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	9.483%	1,575,000	1,492,313
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	6.352%	3,168,845	3,160,923
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/17/2024	5.733%	2,567,500	2,503,312
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	5.887%	2,970,000	2,960,734
Total			52,465,895
Pharmaceuticals 2.6%
Akorn, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 04/16/2021	8.000%	1,452,905	1,258,579
Bausch Health Companies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.474%	3,066,122	3,078,264
3-month USD LIBOR + 2.750% 11/27/2025	5.224%	1,187,500	1,188,034
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 05/20/2024	4.733%	2,049,232	2,045,523
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	6.750%	5,949,335	5,874,969
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.674%	2,738,652	2,741,391
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	4.983%	6,834,913	6,787,068
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	5.693%	1,842,259	1,668,018
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/24/2024	5.351%	1,630,840	1,459,895
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.483%	4,846,114	4,849,167
Total			30,950,908
Property & Casualty 1.9%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/09/2025	5.237%	3,864,544	3,792,509
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.983%	2,025,000	2,062,969
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.483%	1,425,674	1,430,137
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.483%	1,548,779	1,552,899
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	5.483%	1,359,713	1,362,921
HUB International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.336%	4,168,500	4,122,646
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	5.733%	4,987,500	4,971,291
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.601%	3,127,375	3,094,538
Total			22,389,910

Columbia Floating Rate Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.3%
Carrols Restaurant Group, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/03/2026		1,175,000	1,178,913
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.723%	3,797,073	3,786,213
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.230%	4,356,000	4,349,640
New Red Finance, Inc./Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.733%	6,575,782	6,553,885
Total			15,868,651
Retailers 3.6%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	6.484%	2,363,842	1,751,465
AI Aqua Merger Sub, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.733%	1,108,125	1,070,726
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.733%	4,701,427	4,528,086
ASP Unifrax Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	6.351%	997,500	973,809
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/14/2026	11.093%	1,000,000	950,000
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	7.483%	3,940,000	3,930,150
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 12/12/2022	7.447%	2,477,408	2,069,577
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 02/03/2024	5.473%	3,087,712	3,100,464
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/17/2024	4.480%	2,718,380	2,717,239
Harbor Freight Tools U.S.A., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/18/2023	4.983%	3,757,377	3,735,772
Hudson’s Bay Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/30/2022	5.812%	1,180,559	1,164,326
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% Floor 1.000% 03/05/2021	5.746%	3,422,264	2,921,039
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/23/2023	6.879%	2,917,917	2,594,349
Men’s Wearhouse, Inc. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 04/09/2025	5.736%	814,469	784,944
Michaels Stores, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	4.984%	4,507,061	4,477,495
Party City Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.990%	3,827,300	3,826,994

16	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/11/2022	6.730%	3,078,137	2,961,845
Total			43,558,280
Supermarkets 0.5%
Albertsons LLC(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/21/2022	5.609%	942,907	943,662
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 06/22/2023	5.483%	2,119,775	2,120,877
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 11/17/2025	5.483%	3,303,746	3,305,827
Total			6,370,366
Technology 15.7%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.483%	3,585,300	3,579,062
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 09/19/2025	9.483%	1,500,000	1,524,000
Avaya, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.723%	4,942,462	4,951,754
Boxer Parent Co., Inc./BMC Software, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/02/2025	6.851%	3,990,000	3,963,786
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 07/10/2023	10.801%	3,000,000	2,490,000
CDW LLC/AP Exhaust Acquisition(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 08/17/2023	4.240%	2,369,134	2,374,061
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Celestica, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	4.604%	2,977,500	2,888,175
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	4.979%	748,125	729,422
CommScope, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	5.733%	5,100,000	5,139,831
Corel Corp./Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 06/04/2024	7.629%	2,322,721	2,314,011
Dawn Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	6.351%	4,364,062	4,189,500
Dell International LLC/EMC Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 09/07/2023	4.490%	4,387,288	4,387,288
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/31/2024	6.483%	2,456,468	2,458,507
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 10/31/2025	10.483%	1,580,000	1,570,125
Dun & Bradstreet Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.479%	3,000,000	3,020,640
Evertec Group LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	5.983%	2,493,750	2,497,915
First Data Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/26/2024	4.481%	3,259,804	3,258,826
GoDaddy Operating Co., LLC/Finance Co., Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 02/15/2024	4.483%	3,901,997	3,906,875

Columbia Floating Rate Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hyland Software, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.983%	3,959,899	3,975,580
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	5.233%	4,883,183	4,884,062
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.733%	2,476,190	2,483,421
ION Trading Technologies SARL(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.651%	3,606,039	3,519,819
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 08/06/2021	7.090%	1,033,438	840,960
Leidos, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	4.250%	4,887,757	4,882,429
MA FinanceCo LLC/Micro Focus International PLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.733%	2,706,047	2,687,457
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.983%	1,099,555	1,095,432
Maxar Technologies Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	5.240%	5,095,600	4,096,658
McAfee LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	6.229%	5,800,282	5,832,937
McDermott International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 05/12/2025	7.483%	2,574,000	2,546,381
Microchip Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	4.490%	3,355,484	3,348,136
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Micron Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	4.240%	3,890,000	3,892,917
Misys Ltd./Almonde/Tahoe/Finastra USA(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	4,736,442	4,693,008
MYOB Group(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2026	6.697%	1,650,000	1,646,914
Natel Engineering Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026		2,275,000	2,280,687
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.983%	3,060,943	2,992,072
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	6.983%	1,000,000	985,630
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	6.351%	2,415,924	2,384,976
ON Semiconductor Corp.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/31/2023	4.233%	2,461,227	2,448,921
Perspecta, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.733%	3,002,313	3,004,114
Plantronics, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.983%	5,031,901	5,008,855
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	5.738%	2,499,112	2,361,910
Refinitiv US Holdings, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.233%	4,985,000	4,928,919

18	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	5.740%	2,924,297	2,576,569
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 07/02/2021	4.990%	4,249,732	4,193,975
RP Crown Parent LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 10/12/2023	5.233%	1,099,688	1,098,313
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.483%	3,304,039	3,296,374
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.233%	3,980,000	3,970,050
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/30/2022	6.733%	2,152,180	2,155,774
Seattle SpinCo, Inc./Micro Focus International PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.983%	5,258,741	5,239,021
Shutterfly, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	5.240%	1,351,261	1,346,613
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.733%	1,815,888	1,816,125
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.733%	1,298,047	1,298,216
Tempo Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.483%	5,840,750	5,841,977
TIBCO Software, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/04/2020	5.990%	1,761,484	1,761,044
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.986%	4,026,210	4,018,681
Ultimate Software Group, Inc. (The)(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/08/2026		1,250,000	1,258,125
VeriFone Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	6.683%	2,238,750	2,231,899
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.486%	3,340,500	3,342,604
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	7.009%	2,944,328	2,755,567
Verscend Holding Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.983%	1,791,000	1,799,955
Western Digital Corp.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/29/2023	4.233%	1,797,150	1,778,729
Xperi Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	4.983%	2,740,921	2,692,955
Zebra Technologies Corp./Diamond Holdings Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 10/27/2021	4.229%	1,356,795	1,357,650
Total			187,896,189
Transportation Services 0.2%
HFOTCO LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025	5.240%	2,952,688	2,945,306
Wireless 1.7%
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.733%	2,947,500	2,923,566

Columbia Floating Rate Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	5.233%	3,479,000	3,355,078
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.490%	4,898,566	4,865,893
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	5.000%	6,098,217	5,916,795
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	5.500%	673,313	662,371
Switch Ltd.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.733%	2,235,187	2,227,744
Total			19,951,447
Wirelines 2.1%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.233%	7,307,462	7,256,749
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.733%	5,050,000	5,051,262
Southwire Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/19/2025	4.483%	4,287,587	4,279,570
Windstream Holdings, Inc.(f),(g),(h),(k)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 02/26/2021	5.129%	3,000,000	3,000,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 03/29/2021	10.500%	3,859,761	3,927,307
Tranche B7 Term Loan
3-month USD LIBOR + 5.250% Floor 0.750% 02/17/2024	9.750%	1,501,883	1,520,656
Total			25,035,544
Total Senior Loans (Cost $1,163,350,854)			1,143,727,295

Warrants —%
Issuer	Shares	Value ($)
Communication Services —%
Media —%
Education Media(a),(c)	383	—
Total Communication Services		—
Total Warrants (Cost $—)		—

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(l),(m)	36,975,728	36,972,030
Total Money Market Funds (Cost $36,972,030)		36,972,030
Total Investments in Securities (Cost: $1,223,583,404)		1,209,422,954
Other Assets & Liabilities, Net		(15,899,708)
Net Assets		1,193,523,246

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $13,625,125, which represents 1.14% of total net assets.
20	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of April 30, 2019.
(h)	Represents a security purchased on a forward commitment basis.
(i)	At April 30, 2019, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Phoenix Guarantor, Inc. Delayed Draw 1st Lien Term Loan 03/05/2026 4.500%	188,792
Scientific Games International, Inc. Term Loan 10/18/2020 5.355%	1,900,000

(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2019, the total value of these securities amounted to $5,884,703, which represents 0.49% of total net assets.
(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	77,675,322	293,886,783	(334,586,377)	36,975,728	(5,759)	5,759	1,291,019	36,972,030
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Floating Rate Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,027,717	3,764,395	0*	—	5,792,112
Consumer Discretionary	1,173,164	306,267	—	—	1,479,431
Energy	—	2,424,835	—	—	2,424,835
Financials	—	—	0*	—	0*
Information Technology	1,538,115	—	—	—	1,538,115
Materials	1,939,031	374,534	—	—	2,313,565
Utilities	2,884,222	81,393	—	—	2,965,615
Total Common Stocks	9,562,249	6,951,424	0*	—	16,513,673
Corporate Bonds & Notes	—	8,696,206	—	—	8,696,206
Exchange-Traded Funds	3,513,750	—	—	—	3,513,750
Senior Loans	—	1,102,958,603	40,768,692	—	1,143,727,295
Warrants
Communication Services	—	—	0*	—	0*
Money Market Funds	—	—	—	36,972,030	36,972,030
Total Investments in Securities	13,075,999	1,118,606,233	40,768,692	36,972,030	1,209,422,954

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
22	Columbia Floating Rate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2019 ($)
Common Stocks	5,162,198	—	4,360,101	(4,706,817)	—	(4,815,482)	—	—	—
Senior Loans	47,041,592	6,687	114,893	480,723	4,890,500	(13,939,038)	32,318,807	(30,145,472)	40,768,692
Total	52,203,790	6,687	4,474,994	(4,226,094)	4,890,500	(18,754,520)	32,318,807	(30,145,472)	40,768,692
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2018 was $(83,868), which is comprised of Senior Loans of $(83,868).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Floating Rate Fund | Quarterly Report 2019	23